Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 29, 2012
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	UIS
Entity Registrant Name	UNISYS CORP
Entity Central Index Key	0000746838
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	43,980,426
Entity Public Float		$ 852,500,000

Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue
Services	$ 3,192.4	$ 3,354.6	$ 3,457.4
Technology	514	499.2	562.2
Total revenue	3,706.4	3,853.8	4,019.6
Cost of revenue:
Services	2,567.7	2,672.8	2,731.8
Technology	165.2	194	216.1
Cost of Revenue, Total	2,732.9	2,866.8	2,947.9
Selling, general and administrative expenses	572.8	586.3	617.1
Research and development expenses	81.5	76.1	78.9
Costs and Expenses, Total	3,387.2	3,529.2	3,643.9
Operating profit	319.2	324.6	375.7
Interest expense	27.5	63.1	101.8
Other income (expense), net	(37.6)	(55.5)	(51)
Income from continuing operations before income taxes	254.1	206	222.9
Provision for income taxes	97.3	64.8	58.8
Consolidated net income before discontinued operations	156.8	141.2	164.1
Income from discontinued operations, net of tax			77.2
Consolidated net income	156.8	141.2	241.3
Net income attributable to noncontrolling interests	11.2	7.2	5.2
Net income attributable to Unisys Corporation	145.6	134	236.1
Preferred stock dividends	16.2	13.5
Net income attributable to Unisys Corporation common shareholders	129.4	120.5	236.1
Amounts attributable to Unisys Corporation common shareholders
Income from continuing operations, net of tax	129.4	120.5	158.9
Income from discontinued operations, net of tax			77.2
Net income attributable to Unisys Corporation common shareholders	$ 129.4	$ 120.5	$ 236.1
Earnings per common share attributable to Unisys Corporation Basic
Continuing operations	$ 2.95	$ 2.79	$ 3.74
Discontinued operations			$ 1.81
Total	$ 2.95	$ 2.79	$ 5.55
Diluted
Continuing operations	$ 2.84	$ 2.71	$ 3.67
Discontinued operations			$ 1.78
Total	$ 2.84	$ 2.71	$ 5.45

Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated net income	$ 156.8	$ 141.2	$ 241.3
Other comprehensive income
Foreign currency translation	17.7	(46.3)	24.2
Postretirement adjustments, net of tax of $(28.3) in 2012, $(20.3) in 2011 and $22.1 in 2010	(452.3)	(728.5)	62.7
Total other comprehensive income (loss)	(434.6)	(774.8)	86.9
Comprehensive income (loss)	(277.8)	(633.6)	328.2
Comprehensive income attributable to noncontrolling interests	(9.3)	(5)	(6.9)
Comprehensive income (loss) attributable to Unisys Corporation	$ (287.1)	$ (638.6)	$ 321.3

Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Postretirement adjustments, tax	$ (28.3)	$ (20.3)	$ 22.1

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 655.6	$ 714.9
Accounts and notes receivable, net	670.2	673
Inventories:
Parts and finished equipment	29.3	38.1
Work in process and materials	20.7	26.7
Deferred income taxes	21.6	27.1
Prepaid expenses and other current assets	115	123.6
Total	1,512.4	1,603.4
Properties	1,262.2	1,257.2
Less - Accumulated depreciation and amortization	1,085.8	1,065.9
Properties, net	176.4	191.3
Outsourcing assets, net	126.3	137.9
Marketable software, net	124.2	129.8
Prepaid postretirement assets	3.3	43.9
Deferred income taxes	162.7	181.5
Goodwill	192.3	192.5
Other long-term assets	122.8	131.9
Total	2,420.4	2,612.2
Current liabilities
Current maturities of long-term debt	0.3	0.9
Accounts payable	228.6	241.6
Deferred revenue	389.5	448.1
Other accrued liabilities	411.9	425.5
Total	1,030.3	1,116.1
Long-term debt	210	358.8
Long-term postretirement liabilities	2,553.5	2,224
Long-term deferred revenue	123.1	120.3
Other long-term liabilities	92.2	104
Commitments and contingencies
Deficit
6.25% mandatory convertible preferred stock, net of issuance costs (2.6 million shares issued)	249.7	249.7
Common stock, par value $.01 per share (100.0 million shares authorized; 44.3 million shares and 43.8 million shares issued)	0.4	0.4
Accumulated deficit	(1,891)	(2,036.6)
Treasury stock, at cost	(48.8)	(48.1)
Paid-in capital	4,223.1	4,217.4
Accumulated other comprehensive loss	(4,133.6)	(3,700.9)
Total Unisys stockholders' deficit	(1,600.2)	(1,318.1)
Noncontrolling interests	11.5	7.1
Total deficit	(1,588.7)	(1,311)
Total	$ 2,420.4	$ 2,612.2

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Convertible preferred stock, dividend rate	6.25%	6.25%
Preferred stock, shares issued	2,600,000	2,600,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	44,300,000	43,800,000

Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Consolidated net income before discontinued operations	$ 156.8	$ 141.2	$ 164.1
Income from discontinued operations, net of tax			77.2
Add (deduct) items to reconcile consolidated net income to net cash provided by operating activities:
Company stock issued for U.S. 401(k) plan	6.2	11.8
Foreign currency transaction losses			19.9
Loss on debt extinguishment	30.6	85.2	2.1
Employee stock compensation	14.3	13.9	9.4
Depreciation and amortization of properties	54.7	66.4	75.8
Depreciation and amortization of outsourcing assets	57.9	62.7	111.9
Amortization of marketable software	62	65.7	62.9
Disposal of capital assets	6.3	1.4	9.8
Gain on sale of businesses and assets	(11.7)	(2.2)	(65.5)
Decrease (increase) in deferred income taxes, net	36.5	28.6	(34.4)
(Increase) decrease in receivables, net	(11.2)	92.1	(31.9)
Decrease in inventories	14.2	22.1	12.4
Decrease (increase) in other assets	15	(5.9)	(94.2)
(Decrease) increase in accounts payable and other accrued liabilities	(98.2)	(214.4)	56.5
Decrease in other liabilities	(69.4)	(50.6)	(38.4)
Other	(2.7)	(0.8)	(0.8)
Net cash provided by operating activities	261.3	317.2	336.8
Cash flows from investing activities
Proceeds from investments	4,108.5	691.2	417.4
Purchases of investments	(4,107.2)	(688.2)	(416.5)
Restricted deposits	(0.6)	50.7	23.4
Investment in marketable software	(56.4)	(51.7)	(55.8)
Capital additions of properties	(40.1)	(42.2)	(64.1)
Capital additions of outsourcing assets	(36.1)	(40.5)	(83.2)
Net proceeds (payments) from sales of businesses and assets	5.2	(15.6)	117.2
Net cash used for investing activities	(126.7)	(96.3)	(61.6)
Cash flows from financing activities
Proceeds from issuance of long-term debt	204.8
Payments of long-term debt	(388.9)	(555.7)	(92.8)
Proceeds from issuance of preferred stock, net of issuance costs		249.7
Dividends paid on preferred stock	(16.2)	(12.2)
Dividends paid to noncontrolling interest	(4.5)	(0.4)
Financing fees		(2.2)	(0.1)
Proceeds from exercise of stock options	0.4	1.4	1.4
Net cash used for financing activities	(204.4)	(319.4)	(91.5)
Effect of exchange rate changes on cash and cash equivalents	10.5	(14.9)	(3)
(Decrease) increase in cash and cash equivalents	(59.3)	(113.4)	180.7
Cash and cash equivalents, beginning of year	714.9	828.3	647.6
Cash and cash equivalents, end of year	$ 655.6	$ 714.9	$ 828.3

Consolidated Statements Of Deficit (USD $) In Millions, unless otherwise specified	12 Months Ended												12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Total Unisys Corporation	Dec. 31, 2011 Total Unisys Corporation	Dec. 31, 2010 Total Unisys Corporation	Dec. 31, 2011 Preferred Stock	Dec. 31, 2012 Preferred Stock	Dec. 31, 2012 Common Stock Par Value	Dec. 31, 2011 Common Stock Par Value	Dec. 31, 2010 Common Stock Par Value	Dec. 31, 2009 Common Stock Par Value	Dec. 31, 2012 Accumulated Deficit	Dec. 31, 2011 Accumulated Deficit	Dec. 31, 2010 Accumulated Deficit	Dec. 31, 2012 Treasury Stock At Cost	Dec. 31, 2011 Treasury Stock At Cost	Dec. 31, 2010 Treasury Stock At Cost	Dec. 31, 2012 Paid-in Capital	Dec. 31, 2011 Paid-in Capital	Dec. 31, 2010 Paid-in Capital	Dec. 31, 2012 Accumulated Other Comprehensive Loss	Dec. 31, 2011 Accumulated Other Comprehensive Loss	Dec. 31, 2010 Accumulated Other Comprehensive Loss	Dec. 31, 2012 Non- controlling Interests	Dec. 31, 2011 Non- controlling Interests	Dec. 31, 2010 Non- controlling Interests
Beginning Balance	$ (1,311)	$ (933.8)	$ (1,271.7)	$ (1,318.1)	$ (937.3)	$ (1,268.3)		$ 249.7	$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ (2,036.6)	$ (2,170.6)	$ (2,406.7)	$ (48.1)	$ (46)	$ (45)	$ 4,217.4	$ 4,207.2	$ 4,196.5	$ (3,700.9)	$ (2,928.3)	$ (3,013.5)	$ 7.1	$ 3.5	$ (3.4)
Consolidated net income	156.8	141.2	241.3	145.6	134	236.1							145.6	134	236.1										11.2	7.2	5.2
Stock-based compensation	21.2	24.3	9.7	21.2	24.3	9.7										(0.7)	(2.1)	(1)	21.9	26.4	10.7
Sale of preferred stock, net of expenses		249.7			249.7		249.7
Dividends declared to preferred holders	(16.2)	(16.2)		(16.2)	(16.2)														(16.2)	(16.2)
Dividends declared to noncontrolling interests	(3.5)	(1.4)																							(3.5)	(1.4)
Sale of subsidiary	(1.4)																								(1.4)
Translation adjustments	17.7	(46.3)	24.2	14.8	(44.9)	25.7																14.8	(44.9)	25.7	2.9	(1.4)	(1.5)
Postretirement plans	(452.3)	(728.5)	62.7	(447.5)	(727.7)	59.5																(447.5)	(727.7)	59.5	(4.8)	(0.8)	3.2
Ending Balance	$ (1,588.7)	$ (1,311)	$ (933.8)	$ (1,600.2)	$ (1,318.1)	$ (937.3)	$ 249.7	$ 249.7	$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ (1,891)	$ (2,036.6)	$ (2,170.6)	$ (48.8)	$ (48.1)	$ (46)	$ 4,223.1	$ 4,217.4	$ 4,207.2	$ (4,133.6)	$ (3,700.9)	$ (2,928.3)	$ 11.5	$ 7.1	$ 3.5

Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation And Qualifying Accounts

UNISYS CORPORATION

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

(Millions)

Description	Balance at Beginning of Period	Additions Charged to Costs and Expenses	Deductions (1)	Balance at End of Period
Allowance for doubtful accounts (deducted from accounts and notes receivable):
Year Ended December 31, 2010	$45.6	$(.9)	$(7.7)	$37.0
Year Ended December 31, 2011	$37.0	$(.6)	$(1.1)	$35.3
Year Ended December 31, 2012	$35.3	$(2.7)	$(3.8)	$28.8

(1)	Includes write-off of bad debts less recoveries and foreign currency translation adjustments.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies

1. Summary of significant accounting policies

Principles of consolidation The consolidated financial statements include the accounts of all majority-owned subsidiaries.

Use of estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions about future events. These estimates and assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities and the reported amounts of revenue and expenses. Such estimates include the valuation of accounts receivable, inventories, outsourcing assets, marketable software, goodwill and other long-lived assets, legal contingencies, indemnifications, and assumptions used in the calculation for systems integration projects, income taxes and retirement and other post-employment benefits, among others. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Management adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.

Cash equivalents All short-term investments purchased with a maturity of three months or less and certificates of deposit which may be withdrawn at any time at the discretion of the company without penalty are classified as cash equivalents.

Inventories Inventories are valued at the lower of cost or market. Cost is determined on the first-in, first-out method.

Properties Properties are carried at cost and are depreciated over the estimated lives of such assets using the straight-line method. The estimated lives used, in years, are as follows: buildings, 20 – 50; machinery and office equipment, 4 – 7; rental equipment, 4; and internal-use software, 3 – 10.

Advertising costs All advertising costs are expensed as incurred. The amount charged to expense during 2012, 2011 and 2010 was $3.1 million, $.9 million and $.6 million, respectively.

Shipping and handling Costs related to shipping and handling are included in cost of revenue.

Revenue recognition Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the fee is fixed or determinable, and collectibility is probable.

Revenue from hardware sales with standard payment terms is recognized upon the passage of title and the transfer of risk of loss. Outside the United States, the company recognizes revenue even if it retains a form of title to products delivered to customers, provided the sole purpose is to enable the company to recover the products in the event of customer payment default and the arrangement does not prohibit the customer’s use of the product in the ordinary course of business.

Revenue from software licenses with standard payment terms is recognized at the inception of the initial license term and upon execution of an extension to the license term.

The company also enters into multiple-element arrangements, which may include any combination of hardware, software or services. For example, a client may purchase an enterprise server that includes operating system software. In addition, the arrangement may include post-contract support for the software and a contract for post-warranty maintenance for service of the hardware. These arrangements consist of multiple deliverables, with hardware and software delivered in one reporting period and the software support and hardware maintenance services delivered across multiple reporting periods. In another example, the company may provide desktop managed services to a client on a long term multiple year basis and periodically sell hardware and software products to the client. The services are provided on a continuous basis across multiple reporting periods and the hardware and software products are delivered in one reporting period. To the extent that a deliverable in a multiple-deliverable arrangement is subject to specific guidance, that deliverable is accounted for in accordance with such specific guidance. Examples of such arrangements may include leased hardware which is subject to specific leasing guidance or software which is subject to specific software revenue recognition guidance.

In these transactions, the company allocates the total revenue to be earned under the arrangement among the various elements based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (VSOE) if available, third party evidence (TPE) if VSOE is not available, or the best estimated selling price (ESP) if neither VSOE nor TPE is available. VSOE of selling price is based upon the normal pricing and discounting practices for those products and services when sold separately. TPE of selling price is based on evaluating largely similar and interchangeable competitor products or services in standalone sales to similarly situated customers. ESP is established considering factors such as margin objectives, discounts off of list prices, market conditions, competition and other factors. ESP represents the price at which the company would transact for the deliverable if it were sold by the company regularly on a standalone basis.

For multiple-element arrangements that involve the licensing, selling or leasing of software, for software and software-related elements, the allocation of revenue is based on VSOE. There may be cases in which there is VSOE of selling price of the undelivered elements but no such evidence for the delivered elements. In these cases, the residual method is used to allocate the arrangement consideration. Under the residual method, the amount of consideration allocated to the delivered elements equals the total arrangement consideration less the aggregate VSOE of selling price of the undelivered elements.

For multiple-element arrangements for products or services that (a) do not include the licensing, selling or leasing of software, or (b) contain software that is incidental to the products or services as a whole or (c) contain software components that are sold, licensed or leased with tangible products when the software components and non-software components (i.e., the hardware and software) of the tangible product function together to deliver the tangible product’s essential functionality (e.g., sales of the company’s enterprise-class servers including hardware and software), the allocation of revenue is based on the relative selling prices of each of the deliverables in the arrangement based on the selling price hierarchy, discussed above.

The company recognizes revenue on delivered elements only if: (a) any undelivered products or services are not essential to the functionality of the delivered products or services, (b) the company has an enforceable claim to receive the amount due in the event it does not deliver the undelivered products or services, (c) there is evidence of the selling price for each undelivered products or services, and (d) the revenue recognition criteria otherwise have been met for the delivered elements. Otherwise, revenue on delivered elements is recognized as the undelivered elements are delivered.

The company evaluates each deliverable in an arrangement to determine whether it represents a separate unit of accounting. A delivered element constitutes a separate unit of accounting when it has standalone value and there is no customer-negotiated refund or return right for the delivered elements. If these criteria are not met, the deliverable is combined with the undelivered elements and the allocation of the arrangement consideration and revenue recognition are determined for the combined unit as a single unit.

Revenue from hardware sales and software licenses with extended payment terms is recognized as payments from customers become due (assuming that all other conditions for revenue recognition have been satisfied).

Revenue for operating leases is recognized on a monthly basis over the term of the lease and for sales-type leases at the inception of the lease term.

Revenue from equipment and software maintenance and post-contract support is recognized on a straight-line basis as earned over the terms of the respective contracts. Cost related to such contracts is recognized as incurred.

Revenue and profit under systems integration contracts are recognized either on the percentage-of-completion method of accounting using the cost-to-cost method, or when services have been performed, depending on the nature of the project. For contracts accounted for on the percentage-of-completion basis, revenue and profit recognized in any given accounting period are based on estimates of total projected contract costs. The estimates are continually reevaluated and revised, when necessary, throughout the life of a contract. Any adjustments to revenue and profit resulting from changes in estimates are accounted for in the period of the change in estimate. When estimates indicate that a loss will be incurred on a contract upon completion, a provision for the expected loss is recorded in the period in which the loss becomes evident.

Revenue from time and materials service contracts and outsourcing contracts is recognized as the services are provided using either an objective measure of output or on a straight-line basis over the term of the contract.

Income taxes Income taxes are based on income before taxes for financial reporting purposes and reflect a current tax liability for the estimated taxes payable in the current-year tax return and changes in deferred taxes. Deferred tax assets or liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using enacted tax laws and rates. A valuation allowance is provided on deferred tax assets if it is determined that it is more likely than not that the asset will not be realized. The company has elected the policy of not providing for intra-period tax allocations between pretax earnings and other comprehensive income in instances where there is no net tax provision. This determination is made for each tax jurisdiction.

The company recognizes penalties and interest accrued related to income tax liabilities in provision for income taxes in its consolidated statements of income.

Marketable software The cost of development of computer software to be sold or leased, incurred subsequent to establishment of technological feasibility, is capitalized and amortized to cost of sales over the estimated revenue-producing lives of the products, but not in excess of three years following product release. The company performs quarterly reviews to ensure that unamortized costs remain recoverable from future revenue.

Internal-use software The company capitalizes certain internal and external costs incurred to acquire or create internal-use software, principally related to software coding, designing system interfaces, and installation and testing of the software. These costs are amortized in accordance with the fixed asset policy described above.

Outsourcing assets Costs on outsourcing contracts are generally expensed as incurred. However, certain costs incurred upon initiation of an outsourcing contract are deferred and expensed over the initial contract life. These costs consist principally of initial customer setup and employment obligations related to employees hired under terms of the outsourcing contracts. Additionally, marketable software development costs incurred to develop specific application software for outsourcing are capitalized once technological feasibility has been established. Capitalized software used in outsourcing arrangements is amortized based on current and estimated future revenue from the product. The amortization expense is not less than straight-line amortization expense over the product’s useful life. Fixed assets acquired in connection with outsourcing contracts are capitalized and depreciated over the shorter of the initial contract life or in accordance with the fixed asset policy described above.

Recoverability of outsourcing assets is subject to various business risks, including the timely completion and ultimate cost of the outsourcing solution, realization of expected profitability of existing outsourcing contracts and obtaining additional outsourcing customers. The company quarterly compares the carrying value of the outsourcing assets with the undiscounted future cash flows expected to be generated by the outsourcing assets to determine if there is impairment. If impaired, the outsourcing assets are reduced to an estimated fair value on a discounted cash flow basis. The company prepares its cash flow estimates based on assumptions that it believes to be reasonable but are also inherently uncertain. Actual future cash flows could differ from these estimates.

Translation of foreign currency The local currency is the functional currency for most of the company’s international subsidiaries, and as such, assets and liabilities are translated into U.S. dollars at year-end exchange rates. Income and expense items are translated at average exchange rates during the year. Translation adjustments resulting from changes in exchange rates are reported in other comprehensive income (loss). Exchange gains and losses on intercompany balances are reported in other income (expense), net.

For those international subsidiaries operating in highly inflationary economies, the U.S. dollar is the functional currency, and as such, nonmonetary assets and liabilities are translated at historical exchange rates, and monetary assets and liabilities are translated at current exchange rates. Exchange gains and losses arising from translation are included in other income (expense), net.

Stock-based compensation plans Stock-based compensation represents the cost related to stock-based awards granted to employees and directors. The company recognizes compensation expense for the fair value of stock options, which have graded vesting, on a straight-line basis over the requisite service period. The company estimates the fair value of stock options using a Black-Scholes valuation model. The expense is recorded in selling, general and administrative expenses.

Retirement benefits Accounting rules covering defined benefit pension plans and other postretirement benefits require that amounts recognized in financial statements be determined on an actuarial basis. A significant element in determining the company’s retirement benefits expense or income is the expected long-term rate of return on plan assets. This expected return is an assumption as to the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the projected pension benefit obligation. The company applies this assumed long-term rate of return to a calculated value of plan assets, which recognizes changes in the fair value of plan assets in a systematic manner over four years. This produces the expected return on plan assets that is included in retirement benefits expense or income. The difference between this expected return and the actual return on plan assets is deferred. The net deferral of past asset losses or gains affects the calculated value of plan assets and, ultimately, future retirement benefits expense or income.

At December 31 of each year, the company determines the fair value of its retirement benefits plan assets as well as the discount rate to be used to calculate the present value of plan liabilities. The discount rate is an estimate of the interest rate at which the retirement benefits could be effectively settled. In estimating the discount rate, the company looks to rates of return on high-quality, fixed-income investments currently available and expected to be available during the period to maturity of the retirement benefits. The company uses a portfolio of fixed-income securities, which receive at least the second-highest rating given by a recognized ratings agency.

Fair value measurements Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value measurements for assets and liabilities required to be recorded at fair value, the company assumes that the transaction is an orderly transaction that assumes exposure to the market for a period before the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets or liabilities; it is not a forced transaction (for example, a forced liquidation or distress sale). The fair value hierarchy has three levels of inputs that may be used to measure fair value: Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the company can access at the measurement date; Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly; and Level 3 – Unobservable inputs for the asset or liability. The company has applied fair value measurements to its long-term debt (see note 9), derivatives (see note 12) and to its postretirement plan assets (see note 16).

Earnings Per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Common Share

2. Earnings per common share

The following table shows how the earnings per common share attributable to Unisys Corporation were computed for the three years ended December 31, 2012.

Year ended December 31 (millions, except per share data)	2012	2011	2010
Basic earnings per common share computation
Net income from continuing operations attributable to Unisys Corporation common stockholders	$129.4	$120.5	$158.9
Income from discontinued operations, net of tax	–	–	77.2
Net income attributable to Unisys Corporation common stockholders	$129.4	$120.5	$236.1
Weighted average shares (thousands)	43,864	43,145	42,562
Basic earnings per common share
Continuing operations	$2.95	$2.79	$3.74
Discontinued operations	–	–	1.81
Total	$2.95	$2.79	$5.55
Diluted earnings per common share computation
Net income from continuing operations attributable to Unisys Corporation common shareholders	$129.4	$120.5	$158.9
Add preferred stock dividends	16.2	13.5	–
Net income from continuing operations attributable to Unisys Corporation for diluted earnings per share	145.6	134.0	158.9
Income from discontinued operations, net of tax	–	–	77.2
Net income attributable to Unisys Corporation for diluted earnings per share	$145.6	$134.0	$236.1
Weighted average shares (thousands)	43,864	43,145	42,562
Plus incremental shares from assumed conversions
Employee stock plans	439	553	771
Preferred stock	6,913	5,780	–
Adjusted weighted average shares	51,216	49,478	43,333
Diluted earnings per common share
Continuing operations	$2.84	$2.71	$3.67
Discontinued operations	–	–	1.78
Total	$2.84	$2.71	$5.45

In 2012, 2011 and 2010, the following weighted-average number of stock options and restricted stock units were antidilutive and therefore excluded from the computation of diluted earnings per common share (in thousands): 2,261; 2,119; and 2,545, respectively.

Discontinued Operations And Sale Of Businesses	12 Months Ended
Dec. 31, 2012
Discontinued Operations And Sale Of Businesses

3. Discontinued operations and sale of businesses

On April 30, 2010, the company completed the sale of its health information management (HIM) business, and on August 31, 2010, the company completed the sale of its UK-based Unisys Insurance Services Limited (UISL) business, which provided business process outsourcing (BPO) services to the UK life and pensions industry. In 2010, the company received net proceeds of $117.2 million related to the sale of HIM, UISL and the U.S. specialized technology check sorter equipment and related U.S. maintenance business (discussed below). In connection with the sale of UISL, the company paid $19.3 million during 2011.

The results of discontinued operations for the year ended December 31, 2010 was as follows (in millions of dollars):

(millions)	Total	HIM*	UISL**
Revenue	$94.6	$42.0	$52.6
Income
Operations	$8.2	$10.0	$(1.8)
Gain on sale	69.0	64.5	4.5
	77.2	74.5	2.7
Income tax provision	–	–	–
Income from discontinued operations, net of tax	$77.2	$74.5	$2.7

* Includes results of operations through the April 30, 2010 closing date.

** Includes results of operations through the August 31, 2010 closing date.

On February 1, 2010, the company completed the sale of its U.S. specialized technology check sorter equipment and related U.S. maintenance business. In 2009, the company reported an asset impairment related to this business of $13.4 million. In 2010, the company recorded a loss on the sale of approximately $3.3 million, principally as a result of closing date working capital and other adjustments.

On March 30, 2012, the company completed the sale of its interest in its South African joint venture. A pretax gain of $10.6 million has been reported as a reduction of selling, general and administrative expense in the company’s consolidated statement of income. Going forward, the company will serve this market through a distributor. The joint venture, which had operations in both of the company’s reporting segments of Services and Technology, generated full year 2011 revenue and pretax income of $39.9 million and $7.9 million, respectively.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill

4. Goodwill

Goodwill is reviewed annually for impairment and whenever events or circumstances occur indicating that goodwill may be impaired. The company performed its annual impairment test in the fourth quarter of 2012, which indicated that goodwill was not impaired.

Changes in the carrying amount of goodwill by segment for the years ended December 31, 2012 and 2011 were as follows:

(millions)	Total	Services	Technology
Balance at December 31, 2010	$197.9	$86.9	$111.0
Transferred to assets held for sale	(1.3)	–	(1.3)
Translation adjustments	(4.1)	(2.7)	(1.4)
Balance at December 31, 2011	192.5	84.2	108.3
Translation adjustments	(.2)	(.6)	.4
Balance at December 31, 2012	$192.3	$83.6	$108.7

Recent Accounting Pronouncements And Accounting Changes	12 Months Ended
Dec. 31, 2012
Recent Accounting Pronouncements And Accounting Changes

5. Recent accounting pronouncements and accounting changes

Effective January 1, 2012, the company adopted Financial Accounting Standards Board (FASB) authoritative guidance that amends previous guidance for the presentation of comprehensive income. The new standard eliminated the option to present other comprehensive income in the statement of changes in equity. Under the revised guidance, an entity has the option to present the components of net income and other comprehensive income in either a single continuous statement of comprehensive income or in two separate but consecutive financial statements. The company is providing two separate but consecutive financial statements. The new standard was required to be applied retrospectively. Other than the change in presentation, the adoption of the new standard did not have an impact on the company’s consolidated financial statements.

Effective January 1, 2012, the company adopted FASB authoritative guidance that amends previous guidance for fair value measurement and disclosure requirements. The revised guidance changes certain fair value measurement principles, clarifies the application of existing fair value measurements and expands the disclosure requirements, particularly for Level 3 fair value measurements. Adoption of the amendments did not have a material impact on the company’s consolidated financial statements.

Effective January 1, 2011, the company adopted two accounting standards issued by the FASB that amended revenue recognition guidance. The first standard supersedes certain prior accounting guidance and requires an entity to allocate arrangement consideration at the inception of an arrangement to all of its deliverables based on their relative standalone selling prices (i.e., the relative-selling-price method). The standard eliminated the use of the residual method of allocation and requires the relative-selling-price method in all circumstances in which an entity recognizes revenue for an arrangement with multiple deliverables subject to this standard. The second standard amended prior software revenue recognition accounting guidance by excluding from the scope of such prior guidance tangible products that contain both software elements and non-software elements that function together to deliver the tangible product’s essential functionality. The company adopted the new standards prospectively for revenue arrangements entered into or materially modified on or after January 1, 2011. In certain of the company’s arrangements, revenue was previously deferred for certain deliverables included in multiple element arrangements where the arrangements also included undelivered services for which the company was unable to demonstrate fair value pursuant to previous standards. The new standards required deliverables for which revenue was previously deferred to be separated and recognized as delivered, rather than combined with undelivered items and recognized over the longest service delivery period. If the new standards were applied to transactions entered into or materially modified in the year ended December 31, 2010, it would not have resulted in a material change to the company’s reported revenue for 2010.

Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable

6. Accounts receivable

Accounts receivable consist principally of trade accounts receivable from customers and are generally unsecured and due within 30 days. Credit losses relating to these receivables consistently have been within management’s expectations. Expected credit losses are recorded as an allowance for doubtful accounts in the consolidated balance sheets. Estimates of expected credit losses are based primarily on the aging of the accounts receivable balances. The company records a specific reserve for individual accounts when it becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings or deterioration in the customer’s operating results or financial position. The collection policies and procedures of the company vary by credit class and prior payment history of customers.

Revenue recognized in excess of billings on services contracts, or unbilled accounts receivable, was $150.0 million and $153.5 million at December 31, 2012 and 2011, respectively. Such amounts, a portion of which are awaiting resolution of contract disputes, are included in accounts and notes receivable, net and are stated at net realizable value.

Unearned income, which is deducted from accounts and notes receivable, was $4.4 million and $4.1 million at December 31, 2012 and 2011, respectively. The allowance for doubtful accounts, which is reported as a deduction from accounts and notes receivable, was $28.8 million and $35.3 million at December 31, 2012 and 2011, respectively. The provision for doubtful accounts, which is reported in selling, general and administrative expenses in the consolidated statements of income, was (income) expense of $(2.7) million, $(.6) million and $(.9) million, in 2012, 2011 and 2010, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

7. Income taxes

Following is the total income from continuing operations before income taxes and the continuing operations provision for income taxes for the three years ended December 31, 2012.

Year ended December 31 (millions)	2012	2011	2010
Income (loss) from continuing operations before income taxes
United States	$32.5	$(20.4)	$37.4
Foreign	221.6	226.4	185.5
Total income from continuing operations before income taxes	$254.1	$206.0	$222.9
Continuing operations provision for income taxes
Current
United States	$3.6	$2.8	$8.7
Foreign	66.5	43.8	75.4
State and local	–	.2	.3
Total	70.1	46.8	84.4
Deferred
Foreign	27.2	18.0	(25.6)
Total continuing operations provision for income taxes	$97.3	$64.8	$58.8

Following is a reconciliation of the provision for income taxes at the United States statutory tax rate to the continuing operations provision for income taxes as reported:

Year ended December 31 (millions)	2012	2011	2010
United States statutory income tax provision	$88.9	$72.1	$78.0
Income and losses for which no provision or benefit has been recognized	7.0	21.8	(3.0)
Foreign rate differential and other foreign tax expense	(32.2)	(16.8)	(41.5)
Income tax withholdings	20.3	16.7	22.6
Permanent items	4.0	4.2	4.3
Foreign currency devaluation	–	–	5.7
Enacted rate changes	9.0	8.4	4.1
Change in uncertain tax positions	4.5	6.1	1.0
Change in valuation allowances due to changes in judgment	–	(15.2)	(13.2)
Income tax credits, U.S.	(4.0)	(4.2)	.4
Tax audit matters	–	(28.3)	.1
Other	(.2)	–	.3
Continuing operations provision for income taxes	$97.3	$64.8	$58.8

The 2012 and 2011 provision for income taxes includes $9.2 million and $8.4 million, respectively due to a reduction in the UK income tax rate. The rate reductions were enacted in the third quarters of 2012 and 2011, and reduced the rate from 27% to 26% effective April 1, 2011, to 24% effective April 1, 2012 and to 23% effective April 1, 2013. The tax provisions were caused by a write down of the UK net deferred tax assets. In addition, the 2011 provision for income taxes includes a benefit of $28.3 million related to the settlement of two European tax matters.

The tax effects of temporary differences and carryforwards that give rise to significant portions of deferred tax assets and liabilities at December 31, 2012 and 2011 were as follows:

December 31 (millions)	2012	2011
Deferred tax assets
Tax loss carryforwards	$914.9	$800.6
Postretirement benefits	905.4	787.1
Foreign tax credit carryforwards	564.3	553.3
Capitalized research and development	149.6	267.4
Other tax credit carryforwards	116.8	144.2
Deferred revenue	76.1	91.0
Employee benefits and compensation	55.9	54.3
Purchased capitalized software	43.7	46.0
Depreciation	34.8	38.6
Capitalized costs	16.5	17.3
Warranty, bad debts and other reserves	15.1	18.4
Debt related	–	8.8
Other	30.0	22.9
	2,923.1	2,849.9
Valuation allowance	(2,731.8)	(2,648.5)
Total deferred tax assets	$191.3	$201.4
Deferred tax liabilities
Other	$25.6	$27.1
Total deferred tax liabilities	$25.6	$27.1
Net deferred tax assets	$165.7	$174.3

At December 31, 2012, the company has U.S. Federal ($385.3 million), state and local ($275.8 million), and foreign ($253.8 million) tax loss carryforwards, the total tax effect of which is $914.9 million. These carryforwards will expire as follows (in millions): 2013, $5.4; 2014, $7.6; 2015, $12.3; 2016, $9.4; 2017, $419.5; and $460.7 thereafter. The company also has available tax credit carryforwards of approximately $681.1 million, which will expire as follows (in millions): 2013, $46.4; 2014, $23.4; 2015, $22.3; 2016, $32.1; 2017, $179.8; and $377.1 thereafter.

Failure to achieve forecasted taxable income might affect the ultimate realization of the company’s net deferred tax assets. Factors that may affect the company’s ability to achieve sufficient forecasted taxable income include, but are not limited to, the following: increased competition, a decline in sales or margins, loss of market share, the impact of the economic environment, delays in product availability and technological obsolescence.

Cumulative undistributed earnings of foreign subsidiaries, for which no U.S. income or foreign withholding taxes have been recorded, approximated $1,008 million at December 31, 2012. As the company currently intends to indefinitely reinvest all such earnings, no provision has been made for income taxes that may become payable upon distribution of such earnings, and it is not practicable to determine the amount of the related unrecognized deferred income tax liability.

Cash paid for income taxes, net of refunds, during 2012, 2011 and 2010 was $39.9 million, $74.9 million and $52.7 million, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Year ended December 31 (millions)	2012	2011	2010
Balance at January 1	$24.3	$19.5	$4.0
Additions based on tax positions related to the current year	3.5	6.0	13.9
Changes for tax positions of prior years	1.4	–	2.1
Reductions as a result of a lapse of applicable statute of limitations	(.4)	–	(.1)
Settlements	(.7)	(1.2)	(.4)
Changes due to foreign currency	1.1	–	–
Balance at December 31	$29.2	$24.3	$19.5

The company recognizes penalties and interest accrued related to income tax liabilities in the provision for income taxes in its consolidated statements of income. At December 31, 2012 and 2011, the company had an accrual of $2.0 million and $1.0 million, respectively, for the payment of penalties and interest.

At December 31, 2012, all of the company’s liability for unrecognized tax benefits, if recognized, would affect the company’s effective tax rate. Within the next 12 months, the company believes that it is reasonably possible that the amount of unrecognized tax benefits may significantly change; however, various events could cause this belief to change in the future.

The company and its subsidiaries file income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The company’s U.S. federal income return is under audit for 2010. Several U.S. state and foreign income tax audits are in process. The company is under an audit in India, for which years prior to 2006 are closed. In the fourth quarter of 2012, the company resolved an audit of its Australian subsidiary. The company remains open to examination in Australia from 2009 forward. There are currently no income tax audits in process in either Brazil or the United Kingdom, which are the most significant jurisdictions outside the U.S. For both Brazil and the United Kingdom, the audit period through 2008 is closed. All of the various ongoing income tax audits throughout the world are not expected to have a material impact on the company’s financial position.

Internal Revenue Code Sections 382 and 383 provide annual limitations with respect to the ability of a corporation to utilize its net operating loss (as well as certain built-in losses) and tax credit carryforwards, respectively (Tax Attributes), against future U.S. taxable income, if the corporation experiences an “ownership change.” In general terms, an ownership change may result from transactions increasing the ownership of certain stockholders in the stock of a corporation by more than 50 percentage points over a three-year period. The company regularly monitors ownership changes (as calculated for purposes of Section 382). The company has determined that, for purposes of the rules of Section 382 described above, an ownership change occurred in February 2011. Any future transaction or transactions and the timing of such transaction or transactions could trigger additional ownership changes under Section 382.

As a result of the ownership change, utilization of the company’s Tax Attributes will be subject to an estimated overall annual limitation determined in part by multiplying the total adjusted aggregate market value of the company’s common stock immediately preceding the ownership change (approximately $1.6 billion) by the applicable long-term tax-exempt rate (4.47% for February 2011), subject to increase or decrease based on the built-in gain or built-in loss, if any, in the company’s assets at the time of the ownership change. Any unused annual limitation may be carried over to later years. Future U.S. taxable income may not be fully offset by existing Tax Attributes, if such income exceeds the company’s annual limitation. However, based on presently available information and the existence of tax planning strategies, currently the company does not expect to incur a U.S. cash tax liability in the near term. The company maintains a full valuation allowance against the realization of all U.S. deferred tax assets as well as certain foreign deferred tax assets in excess of deferred tax liabilities.

Properties	12 Months Ended
Dec. 31, 2012
Properties

8. Properties

Properties comprise the following:

December 31 (millions)	2012	2011
Land	$3.3	$3.3
Buildings	79.0	76.8
Machinery and office equipment	765.4	760.3
Internal-use software	321.5	315.7
Rental equipment	93.0	101.1
Total properties	$1,262.2	$1,257.2

Debt	12 Months Ended
Dec. 31, 2012
Debt

9. Debt

Long-term debt is comprised of the following:

December 31 (millions)	2012	2011
6.25% senior notes due 2017	$210.0	$–
12 3/4% senior secured notes	–	186.2
12 1/2% senior notes	–	150.6
14 1/4% senior secured notes	–	25.5
Other	.3	(2.6)
Total	210.3	359.7
Less – current maturities	.3	.9
Total long-term debt	$210.0	$358.8

Total long-term debt maturities in 2013, 2014, 2015, 2016 and 2017 are $.3 million, $ .0 million, $.0 million, $.0 million and $210.0 million, respectively.

Cash paid for interest during 2012, 2011 and 2010 was $42.5 million, $82.8 million and $111.9 million, respectively. Capitalized interest expense during 2012, 2011 and 2010 was $5.3 million, $4.9 million and $9.1 million, respectively.

On August 21, 2012, the company issued $210 million of 6.25% senior notes due 2017. During 2012, the company retired an aggregate principal amount of $362.3 million of its long-term debt, comprised of all of the remaining $186.2 million of its 12.75% senior secured notes due 2014, all of the remaining $25.5 million of its 14 1/4% senior secured notes due 2015 and all of the remaining $150.6 million of its 12.50% senior notes due 2016. The company used cash on hand and the net proceeds from the issuance of the 6.25% senior notes due 2017 to fund the retirement of this debt. During 2011, the company retired an aggregate principal amount of $477.9 million of long-term debt which was funded by the sale of mandatory convertible preferred stock (see note 17) and cash on hand. As a result of these retirements, the company recognized charges in “Other income (expense), net” of $30.6 million ($26.6 million of premium paid and $4.0 million for the write off of unamortized discounts, issuance costs and gain related to the portion of the notes retired) and $85.2 million ($77.8 million of premium paid and $7.4 million for the write off of unamortized discounts, issuance costs and gain related to the portion of the notes retired) in 2012 and 2011, respectively.

In June 2011, the company entered into a five-year secured revolving credit facility which provides for loans and letters of credit up to an aggregate amount of $150 million (with a limit on letters of credit of $100 million). Borrowing limits under the credit agreement are based upon the amount of eligible U.S. accounts receivable. At December 31, 2012, the company had no borrowings and $26.3 million of letters of credit outstanding under the facility. At December 31, 2012, availability under the facility was $94.7 million net of letters of credit issued. Borrowings under the facility will bear interest based on short-term rates. The credit agreement contains customary representations and warranties, including that there has been no material adverse change in the company’s business, properties, operations or financial condition. It also contains financial covenants requiring the company to maintain a minimum fixed charge coverage ratio and, if the company’s consolidated cash plus availability under the credit facility falls below $130 million, a maximum secured leverage ratio. The credit agreement allows the company to pay dividends on its preferred stock unless the company is in default and to, among other things, repurchase its equity, prepay other debt, incur other debt or liens, dispose of assets and make acquisitions, loans and investments, provided the company complies with certain requirements and limitations set forth in the agreement. Events of default include non-payment, failure to comply with covenants, materially incorrect representations and warranties, change of control and default under other debt aggregating at least $50 million. The credit facility is guaranteed by Unisys Holding Corporation, Unisys NPL, Inc. and any future material domestic subsidiaries. The facility is secured by the assets of Unisys Corporation and the subsidiary guarantors, other than certain excluded assets. The company may elect to prepay or terminate the credit facility without penalty.

At December 31, 2012, the company has met all covenants and conditions under its various lending agreements. The company expects to continue to meet these covenants and conditions.

The company’s principal sources of liquidity are cash on hand, cash from operations and its revolving credit facility, discussed above. The company and certain international subsidiaries have access to uncommitted lines of credit from various banks.

The company’s anticipated future cash expenditures include anticipated contributions to its defined benefit pension plans. The company believes that it has adequate sources of liquidity to meet its expected 2013 cash requirements.

Other Liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities

10. Other liabilities

Other accrued liabilities (current) are comprised of the following:

December 31 (millions)	2012	2011
Payrolls and commissions	$128.7	$120.9
Accrued vacations	70.2	70.4
Taxes other than income taxes	48.4	49.8
Income taxes	47.8	28.8
Postretirement	26.8	28.7
Accrued interest	4.7	14.6
Other	85.3	112.3
Total other accrued liabilities	$411.9	$425.5

Rental Expense And Commitments	12 Months Ended
Dec. 31, 2012
Rental Expense And Commitments

11. Rental expense and commitments

Rental expense, less income from subleases, for 2012, 2011 and 2010 was $84.7 million, $97.9 million and $100.4 million, respectively. Income from subleases, for 2012, 2011 and 2010 was $8.5 million, $9.8 million and $11.2 million, respectively.

Minimum net rental commitments under noncancelable operating leases, including idle leases, outstanding at December 31, 2012, substantially all of which relate to real properties, were as follows: 2013, $65.7 million; 2014, $56.8 million; 2015, $44.9 million; 2016, $31.8 million; 2017, $25.6 million; and $46.4 million thereafter. Such rental commitments have been reduced by minimum sublease rentals of $32.2 million, due in the future under noncancelable subleases. Included in the net rental commitments at December 31, 2012 is $8.1 million related to idle leases.

At December 31, 2012, the company had outstanding standby letters of credit and surety bonds of approximately $324 million related to performance and payment guarantees. On the basis of experience with these arrangements, the company believes that any obligations that may arise will not be material. In addition, at December 31, 2012, the company had deposits and collateral of approximately $45 million in other long-term assets, principally related to collateralized letters of credit, and to tax and labor contingencies in Brazil.

Financial Instruments And Concentration Of Credit Risks	12 Months Ended
Dec. 31, 2012
Financial Instruments And Concentration Of Credit Risks

12. Financial instruments and concentration of credit risks

Due to its foreign operations, the company is exposed to the effects of foreign currency exchange rate fluctuations on the U.S. dollar, principally related to intercompany account balances. The company uses derivative financial instruments to reduce its exposure to market risks from changes in foreign currency exchange rates on such balances. The company enters into foreign exchange forward contracts, generally having maturities of one month, which have not been designated as hedging instruments. At December 31, 2012 and 2011, the notional amount of these contracts was $434.1 million and $130.9 million, respectively and the fair value of such contracts was a net loss of $.9 million and a net gain of $.8 million, respectively, of which a gain of $1.1 million and $.9 million, respectively, has been recognized in “Prepaid expenses and other current assets” and a loss of $2.0 million and $.1 million, respectively, has been recognized in “Other accrued liabilities.” Changes in the fair value of these instruments was a loss of $.4 million, a gain of $3.3 million and a gain of $.6 million, respectively, for years ended December 31, 2012, 2011 and 2010, which has been recognized in earnings in “Other income (expense), net” in the company’s consolidated statement of income. The fair value of these forward contracts is based on quoted prices for similar but not identical financial instruments; as such, the inputs are considered Level 2 inputs.

Financial instruments also include temporary cash investments and customer accounts receivable. Temporary investments are placed with creditworthy financial institutions, primarily in money market funds, time deposits and certificate of deposits which may be withdrawn at any time at the discretion of the company without penalty. At December 31, 2012 and 2011, the company’s cash equivalents principally have maturities of less than one month or can be withdrawn at any time at the discretion of the company without penalty. Due to the short maturities of these instruments, they are carried on the consolidated balance sheets at cost plus accrued interest, which approximates market value. Realized gains or losses during 2012, 2011 and 2010, as well as unrealized gains or losses at December 31, 2012 and 2011, were immaterial. Receivables are due from a large number of customers that are dispersed worldwide across many industries. At December 31, 2012 and 2011, the company had no significant concentrations of credit risk with any one customer. At December 31, 2012 and 2011, the company had approximately $110 million and $140 million, respectively, of receivables due from various U.S. federal governmental agencies. At December 31, 2012 and 2011, the carrying amount of cash and cash equivalents approximated fair value; and the carrying amount of long-term debt was less than the fair value, which is based on market prices (Level 2 inputs), of such debt by approximately $15 million and $37 million, respectively.

Foreign Currency Translation	12 Months Ended
Dec. 31, 2012
Foreign Currency Translation

13. Foreign currency translation

Due to recent year’s inflation rates, the company’s Venezuelan subsidiary has applied highly inflationary accounting beginning January 1, 2010. For those international subsidiaries operating in highly inflationary economies, the U.S. dollar is the functional currency, and as such, nonmonetary assets and liabilities are translated at historical exchange rates, and monetary assets and liabilities are translated at current exchange rates. Exchange gains and losses arising from translation are included in other income (expense), net. Effective January 11, 2010, the Venezuelan government devalued the Bolivar Fuerte by 50 percent by resetting the official exchange rate from 2.15 to the U.S. dollar to 4.30 to the U.S. dollar. As a result, the company recorded a foreign exchange loss in the first quarter of 2010 of approximately $20 million. The company has used and continues to use the official exchange rate for translation purposes. At December 31, 2012, the company’s operations in Venezuela had net monetary assets denominated in local currency of approximately $20 million. Effective February 13, 2013, the Venezuelan government devalued its currency (Bolivar Fuerte) by resetting the official exchange rate from 4.30 to the U.S. dollar to 6.30 to the U.S. dollar. As a result, the company expects to record a pretax foreign exchange loss in the first quarter of 2013 of approximately $7 million.

During the years ended December 31, 2012, 2011 and 2010, the company recognized foreign exchange gains (losses) in “Other income (expense), net” in its consolidated statements of income of $(8.1) million, $17.2 million and $(43.4) million, respectively.

Litigation And Contingencies	12 Months Ended
Dec. 31, 2012
Litigation And Contingencies

14. Litigation and contingencies

There are various lawsuits, claims, investigations and proceedings that have been brought or asserted against the company, which arise in the ordinary course of business, including actions with respect to commercial and government contracts, labor and employment, employee benefits, environmental matters, intellectual property, and non-income tax and employment compensation in Brazil. The company records a provision for these matters when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Any provisions are reviewed at least quarterly and are adjusted to reflect the impact and status of settlements, rulings, advice of counsel and other information and events pertinent to a particular matter.

The company believes that it has valid defenses with respect to legal matters pending against it. Based on its experience, the company also believes that the damage amounts claimed in the lawsuits disclosed below are not a meaningful indicator of the company’s potential liability. Litigation is inherently unpredictable, however, and it is possible that the company’s results of operations or cash flow could be materially affected in any particular period by the resolution of one or more of the legal matters pending against it.

The company had a competitively awarded contract with the Transportation Security Administration (TSA) that provided for the establishment of secure information technology environments in airports. The Civil Division of the Department of Justice, working with the Inspector General’s Office of the Department of Homeland Security, has reviewed issues relating to labor categorization and overtime on the TSA contract. The company has now begun the process of contract settlement discussions with TSA regarding the labor categorization and overtime issues. The Civil Division is still reviewing issues relating to cyber intrusion protection under the TSA and a follow-on contract. The company is working cooperatively with TSA and the Civil Division on these cyber issues. The company cannot now predict the duration or outcome of these matters.

In April 2007, the Ministry of Justice of Belgium sued Unisys Belgium SA-NV, a Unisys subsidiary (Unisys Belgium), in the Court of First Instance of Brussels. The Belgian government had engaged the company to design and develop software for a computerized system to be used to manage the Belgian court system. The Belgian State terminated the contract and in its lawsuit has alleged that the termination was justified because Unisys Belgium failed to deliver satisfactory software in a timely manner. It claims damages of approximately 28 million Euros. Unisys Belgium has filed its defense and counterclaim in the amount of approximately 18.5 million Euros. The company believes it has valid defenses to the claims and contends that the Belgian State’s termination of the contract was unjustified.

In December 2007, Lufthansa AG sued Unisys Deutschland GmbH, a Unisys subsidiary (Unisys Germany), in the District Court of Frankfurt, Germany, for allegedly failing to perform properly its obligations during the initial phase of a 2004 software design and development contract relating to a Lufthansa customer loyalty program. Under the contract, either party was free to withdraw from the project at the conclusion of the initial design phase. Rather than withdraw, Lufthansa instead terminated the contract and failed to pay the balance owed to Unisys Germany for the initial phase. Lufthansa’s lawsuit alleges that Unisys Germany breached the contract by failing to deliver a proper design for the new system and seeks approximately 21.4 million Euros in damages. The company believes it has valid defenses and has filed its defense and a counterclaim in the amount of approximately 1.5 million Euros. The litigation is proceeding.

The company’s Brazilian operations, along with those of many other companies doing business in Brazil, are involved in various litigation matters, including numerous governmental assessments related to indirect and other taxes, as well as disputes associated with former employees and contract labor. The tax-related matters pertain to value added taxes, customs, duties, sales and other non-income related tax exposures. The labor-related matters include claims related to compensation matters. The company believes that appropriate accruals have been established for such matters based on information currently available. At December 31, 2012, excluding those matters that have been assessed by management as being remote as to the likelihood of ultimately resulting in a loss, the amount related to unreserved tax-related matters, inclusive of any related interest, is estimated to be up to approximately $135 million.

The company is involved in two matters arising from the sale of its Health Information Management (HIM) business to Molina Information Systems, LLC (Molina) under a 2010 Asset Purchase Agreement (APA). The HIM business provided system solutions and services to state governments, including the States of Maine and Idaho, for administering Medicaid programs. In November 2012, Molina advised the company that Maine has demanded payment of about $32 million from Molina for a six month project delay in the implementation of Maine’s new Medicaid management system. Under the indemnity provision in the APA, the company has accepted a partial indemnity obligation and undertaken the defense of the matter. The company believes there are valid defenses to the allegations made by Maine. In August 2012, Molina sued the company in Federal District Court in Delaware alleging breaches of contract, negligent misrepresentation and intentional misrepresentation with respect to the APA and the Medicaid contract with Idaho. Molina seeks compensatory damages, punitive damages, lost profits, indemnification, and declaratory relief. Molina alleges losses of approximately $35 million in the complaint. The company believes it has valid defenses to the claims in the complaint and will vigorously litigate this matter.

With respect to the specific legal proceedings and claims described above, except as otherwise noted, either (i) the amount or range of possible losses in excess of amounts accrued, if any, is not reasonably estimable or (ii) the company believes that the amount or range of possible losses in excess of amounts accrued that are estimable would not be material.

Litigation is inherently unpredictable and unfavorable resolutions could occur. Accordingly, it is possible that an adverse outcome from such matters could exceed the amounts accrued in an amount that could be material to the company’s financial condition, results of operations and cash flows in any particular reporting period.

Notwithstanding that the ultimate results of the lawsuits, claims, investigations and proceedings that have been brought or asserted against the company are not currently determinable, the company believes that at December 31, 2012, it has adequate provisions for any such matters.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information

15. Segment information

The company has two business segments: Services and Technology. The products and services of each segment are marketed throughout the world to commercial businesses and governments. Revenue classifications by segment are as follows: Services – systems integration and consulting, outsourcing, infrastructure services and core maintenance; Technology – enterprise-class software and servers and other technology.

The accounting policies of each business segment are the same as those described in the summary of significant accounting policies. Intersegment sales and transfers are priced as if the sales or transfers were to third parties. Accordingly, the Technology segment recognizes intersegment revenue and manufacturing profit on hardware and software shipments to customers under Services contracts. The Services segment, in turn, recognizes customer revenue and marketing profit on such shipments of company hardware and software to customers. The Services segment also includes hardware and software products sourced from third parties that are sold to customers through the company’s Services channels. In the company’s consolidated statements of income, the manufacturing costs of products sourced from the Technology segment and sold to Services customers are reported in cost of revenue for Services.

Also included in the Technology segment’s sales and operating profit are sales of hardware and software sold to the Services segment for internal use in Services engagements. The amount of such profit included in operating income of the Technology segment for the years ended December 31, 2012, 2011 and 2010, was $11.5 million, $8.2 million and $7.2 million, respectively. The profit on these transactions is eliminated in Corporate.

The company evaluates business segment performance on operating income exclusive of pension income or expense, restructuring charges and unusual and nonrecurring items, which are included in Corporate. All other corporate and centrally incurred costs are allocated to the business segments based principally on revenue, employees, square footage or usage. The changes in Corporate and eliminations operating income are principally due to increases in pension expense.

No single customer accounts for more than 10% of revenue. Revenue from various agencies of the U.S. Government, which is reported in both business segments, was approximately $523 million, $652 million and $842 million in 2012, 2011 and 2010, respectively.

Corporate assets are principally cash and cash equivalents, prepaid postretirement assets and deferred income taxes. The expense or income related to corporate assets is allocated to the business segments.

Customer revenue by classes of similar products or services, by segment, is presented below:

Year ended December 31 (millions)	2012	2011	2010

Services
Systems integration and consulting	$1,079.3	$1,164.7	$1,223.1
Outsourcing	1,475.5	1,487.2	1,531.3
Infrastructure services	442.4	487.0	472.4

Core maintenance	195.2	215.7	230.6
	3,192.4	3,354.6	3,457.4
Technology
Enterprise-class software and servers	480.3	443.9	462.5
Other technology	33.7	55.3	99.7
	514.0	499.2	562.2
Total	$3,706.4	$3,853.8	$4,019.6

Presented below is a reconciliation of segment operating income to consolidated income from continuing operations before income taxes:

Year ended December 31 (millions)	2012	2011	2010
Total segment operating income	$414.3	$360.1	$373.8
Interest expense	(27.5)	(63.1)	(101.8)
Other income (expense), net	(37.6)	(55.5)	(51.0)
Corporate and eliminations	(95.1)	(35.5)	1.9
Total income from continuing operations before income taxes	$254.1	$206.0	$222.9

Presented below is a reconciliation of total business segment assets to consolidated assets:

December 31 (millions)	2012	2011	2010
Total segment assets	$1,469.1	$1,555.9	$1,778.2
Cash and cash equivalents	655.6	714.9	828.3
Deferred income taxes	184.3	208.6	220.3
Prepaid postretirement assets	3.3	43.9	31.2
Other corporate assets	108.1	88.9	162.9
Total assets	$2,420.4	$2,612.2	$3,020.9

A summary of the company’s operations by business segment for 2012, 2011 and 2010 is presented below:

(millions)	Total	Corporate	Services	Technology
2012
Customer revenue	$3,706.4		$3,192.4	$514.0
Intersegment		$(123.1)	3.8	119.3
Total revenue	$3,706.4	$(123.1)	$3,196.2	$633.3
Operating income	$319.2	$(95.1)	$204.6	$209.7
Depreciation and amortization	174.6		102.4	72.2
Total assets	2,420.4	951.3	1,085.9	383.2
Capital expenditures	132.6	3.7	64.7	64.2

2011
Customer revenue	$3,853.8		$3,354.6	$499.2
Intersegment		$(102.6)	6.3	96.3
Total revenue	$3,853.8	$(102.6)	$3,360.9	$595.5
Operating income	$324.6	$(35.5)	$231.8	$128.3
Depreciation and amortization	194.8		116.4	78.4
Total assets	2,612.2	1,056.3	1,164.7	391.2
Capital expenditures	134.4	9.8	65.2	59.4

2010
Customer revenue	$4,019.6		$3,457.4	$562.2
Intersegment		$(116.6)	5.9	110.7
Total revenue	$4,019.6	$(116.6)	$3,463.3	$672.9
Operating income	$375.7	$1.9	$231.6	$142.2
Depreciation and amortization	250.6		191.4	59.2
Total assets	3,020.9	1,242.7	1,359.9	418.3
Capital expenditures	203.1	12.0	125.3	65.8

Geographic information about the company’s revenue, which is principally based on location of the selling organization, properties and outsourcing assets, is presented below:

Year ended December 31 (millions)	2012	2011	2010
Revenue
United States	$1,455.0	$1,577.9	$1,733.1
United Kingdom	496.9	408.7	426.2
Other foreign	1,754.5	1,867.2	1,860.3
Total	$3,706.4	$3,853.8	$4,019.6
Properties, net
United States	$112.7	$127.1	$142.8
United Kingdom	23.1	22.1	23.1
Other foreign	40.6	42.1	53.8
Total	$176.4	$191.3	$219.7
Outsourcing assets, net
United States	$67.1	$61.5	$69.6
United Kingdom	30.3	37.3	31.9
Other foreign	28.9	39.1	60.8
Total	$126.3	$137.9	$162.3

Employee Plans	12 Months Ended
Dec. 31, 2012
Employee Plans

16. Employee plans

Stock plans Under stockholder approved stock-based plans, stock options, stock appreciation rights, restricted stock and restricted stock units may be granted to officers, directors and other key employees. At December 31, 2012, 4.1 million shares of unissued common stock of the company were available for granting under these plans.

As of December 31, 2012, the company has granted non-qualified stock options and restricted stock units under these plans. The company recognizes compensation cost net of a forfeiture rate in selling, general and administrative expenses, and recognizes the compensation cost for only those awards expected to vest. The company estimates the forfeiture rate based on its historical experience and its expectations about future forfeitures.

The company’s employee stock option and time-based restricted stock unit grants include a provision that if termination of employment occurs after the participant has attained age 55 and completed 5 years of service with the company, the participant shall continue to vest in each of his or her awards in accordance with the vesting schedule set forth in the applicable award agreement. Compensation expense for such awards is recognized over the period to the date the employee first becomes eligible for retirement. Time-based restricted stock unit grants for the company’s directors vest upon award and compensation expense for such awards is recognized upon grant.

Options have been granted to purchase the company’s common stock at an exercise price equal to or greater than the fair market value at the date of grant, generally have a maximum duration of five years and become exercisable in annual installments over a three-year period following date of grant.

During the year ended December 31, 2012, 2011 and 2010, the company recognized $14.3 million, $13.9 million and $9.4 million of share-based compensation expense, which is comprised of $5.4 million, $4.9 million and $3.9 million of restricted stock unit expense and $8.9 million, $9.0 million and $5.5 million of stock option expense, respectively.

For stock options, the fair value is estimated at the date of grant using a Black-Scholes option pricing model. Principal assumptions used are as follows: (a) expected volatility for the company’s stock price is based on historical volatility and implied market volatility, (b) historical exercise data is used to estimate the options’ expected term, which represents the period of time that the options granted are expected to be outstanding, and (c) the risk-free interest rate is the rate on zero-coupon U.S. government issues with a remaining term equal to the expected life of the options. The company recognizes compensation expense for the fair value of stock options, which have graded vesting, on the straight-line basis over the requisite service period of the awards. The compensation expense recognized as of any date must be at least equal to the portion of the grant-date fair value that is vested at that date.

The fair value of stock option awards was estimated using the Black-Scholes option pricing model with the following assumptions and weighted-average fair values as follows:

Year Ended December 31	2012	2011	2010
Weighted-average fair value of grant	$9.73	$20.10	$17.83
Risk-free interest rate	.54%	1.71%	1.74%
Expected volatility	71.29%	71.31%	72.20%
Expected life of options in years	3.65	3.62	3.63
Expected dividend yield	–	–	–

A summary of stock option activity for the year ended December 31, 2012 follows (shares in thousands):

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value ($ in millions)
Outstanding at December 31, 2011	2,707	$56.81
Granted	685	19.48
Exercised	(67)	6.03
Forfeited and expired	(559)	121.66
Outstanding at December 31, 2012	2,766	35.50	2.36	$5.9
Expected to vest at December 31, 2012	1,186	27.64	3.52	–
Exercisable at December 31, 2012	1,548	41.79	1.44	$5.9

The aggregate intrinsic value represents the total pretax value of the difference between the company’s closing stock price on the last trading day of the period and the exercise price of the options, multiplied by the number of in-the-money stock options that would have been received by the option holders had all option holders exercised their options on December 31, 2012. The intrinsic value of the company’s stock options changes based on the closing price of the company’s stock. The total intrinsic value of options exercised for the years ended December 31, 2012, 2011 and 2010 was $.9 million, $4.4 million and $5.9 million, respectively. As of December 31, 2012, $5.8 million of total unrecognized compensation cost related to stock options is expected to be recognized over a weighted-average period of 1.3 years.

Restricted stock unit awards may contain time-based units, performance-based units or a combination of both. Each performance-based unit will vest into zero to 1.5 shares depending on the degree to which the performance goals are met. Compensation expense resulting from these awards is recognized as expense ratably for each installment from the date of grant until the date the restrictions lapse and is based on the fair market value at the date of grant and the probability of achievement of the specific performance-related goals.

A summary of restricted stock unit activity for the year ended December 31, 2012 follows (shares in thousands):

	Restricted Stock Units	Weighted-Average Grant-Date Fair Value
Outstanding at December 31, 2011	384	$32.39
Granted	171	19.39
Vested	(171)	24.21
Forfeited and expired	(23)	26.67
Outstanding at December 31, 2012	361	25.12

The fair value of restricted stock units is determined based on the trading price of the company’s common shares on the date of grant. The aggregate weighted-average grant-date fair value of restricted stock units granted during the years ended December 31, 2012, 2011 and 2010 was $3.3 million, $11.3 million and $7.7 million, respectively. As of December 31, 2012, there was $2.9 million of total unrecognized compensation cost related to outstanding restricted stock units granted under the company’s plans. That cost is expected to be recognized over a weighted-average period of 1.8 years. The aggregate weighted-average grant-date fair value of restricted share units vested during the years ended December 31, 2012, 2011 and 2010 was $4.1 million, $5.7 million and $4.2 million, respectively.

Common stock issued upon exercise of stock options or upon lapse of restrictions on restricted stock units is newly issued shares. Cash received from the exercise of stock options was $.4 million and $1.4 million for the years ended December 31, 2012 and 2011, respectively. During 2012 and 2011, the company did not recognize any tax benefits from the exercise of stock options or upon issuance of stock upon lapse of restrictions on restricted stock units because of its tax position. Any such tax benefits resulting from tax deductions in excess of the compensation costs recognized are classified as financing cash flows.

Defined contribution and compensation plans U.S. employees are eligible to participate in an employee savings plan. Under this plan, employees may contribute a percentage of their pay for investment in various investment alternatives. Effective January 1, 2011, the company reinstated a company match to the U.S. employee savings plan, which had been suspended effective January 1, 2009. The company matches 50 percent of the first 6 percent of eligible pay contributed by participants to the plan on a before-tax basis (subject to IRS limits). In 2012, the company funded the match with a combination of cash and company common stock. In 2011, the company funded the match entirely with the company’s common stock. The charge to income related to the company match for the years ended December 31, 2012, 2011 and 2010, was $12.1 million, $12.5 million and zero, respectively.

The company has defined contribution plans in certain locations outside the United States. The charge to income related to these plans was $30.0 million, $33.7 million and $28.7 million, for the years ended December 31, 2012, 2011 and 2010, respectively.

The company has non-qualified compensation plans, which allow certain highly compensated employees and directors to defer the receipt of a portion of their salary, bonus and fees. Participants can earn a return on their deferred balance that is based on hypothetical investments in various investment vehicles. Changes in the market value of these investments are reflected as an adjustment to the liability with an offset to expense. As of December 31, 2012 and 2011, the liability to the participants of these plans was $11.5 million and $12.0 million, respectively. These amounts reflect the accumulated participant deferrals and earnings thereon as of that date. The company makes no contributions to the deferred compensation plans and remains contingently liable to the participants.

Retirement benefits For the company’s more significant defined benefit pension plans, including the U.S. and the U.K., accrual of future benefits under the plans has ceased.

Retirement plans’ funded status and amounts recognized in the company’s consolidated balance sheets at December 31, 2012 and 2011 follow:

	U.S. Plans		International Plans
December 31 (millions)	2012	2011	2012	2011

Change in projected benefit obligation

Benefit obligation at beginning of year	$5,154.8	$4,862.6	$2,560.1	$2,450.6

Service cost	–	–	8.6	10.7

Interest cost	252.9	264.0	113.1	126.4

Plan participants’ contributions	–	–	3.0	3.4

Plan amendment	–	–	(13.2)	–

Plan curtailment	–	–	(5.7)	(6.0)

Actuarial loss	585.2	373.7	279.8	94.8

Benefits paid	(346.1)	(345.5)	(100.2)	(90.9)

Foreign currency translation adjustments	–	–	99.9	(28.9)

Benefit obligation at end of year	$5,646.8	$5,154.8	$2,945.4	$2,560.1

Change in plan assets

Fair value of plan assets at beginning of year	$3,558.7	$3,899.9	$2,115.8	$2,066.0

Actual return on plan assets	455.7	(3.1)	211.4	87.9

Employer contribution	118.4	7.4	83.1	75.3

Plan participants’ contributions	–	–	3.0	3.4

Benefits paid	(346.1)	(345.5)	(100.2)	(90.9)

Foreign currency translation adjustments	–	–	86.1	(25.9)

Fair value of plan assets at end of year	$3,786.7	$3,558.7	$2,399.2	$2,115.8

Funded status at end of year	$(1,860.1)	$(1,596.1)	$(546.2)	$(444.3)

Amounts recognized in the consolidated balance sheets consist of:

Prepaid postretirement assets	$–	$–	$2.5	$43.2

Other accrued liabilities	(7.3)	(7.3)	(.2)	(.2)

Long-term postretirement liabilities	(1,852.8)	(1,588.8)	(548.5)	(487.3)

Total funded status	$(1,860.1)	$(1,596.1)	$(546.2)	$(444.3)

Accumulated other comprehensive loss, net of tax

Net loss	$3,201.9	$2,910.8	$856.9	$679.6

Prior service cost (credit)	$2.1	$2.8	$(11.9)	$(1.4)

Accumulated benefit obligation	$5,646.8	$5,154.8	$2,934.2	$2,527.8

Information for defined benefit retirement plans with an accumulated benefit obligation in excess of plan assets at December 31, 2012 and 2011 follows:

December 31 (millions)	2012	2011
Accumulated benefit obligation	$7,645.6	$7,279.4

Fair value of plan assets	5,247.8	5,201.1

Information for defined benefit retirement plans with a projected benefit obligation in excess of plan assets at December 31, 2012 and 2011 follows:

December 31 (millions)	2012	2011
Projected benefit obligation	$8,167.4	$7,301.8

Fair value of plan assets	5,758.7	5,218.2

Net periodic pension cost (income) for 2012, 2011 and 2010 includes the following components:

	U.S. Plans			International Plans
Year ended December 31 (millions)	2012	2011	2010	2012	2011	2010

Service cost	$–	$–	$–	$8.6	$10.7	$14.5

Interest cost	252.9	264.0	276.4	113.1	126.4	119.7

Expected return on plan assets	(285.7)	(337.4)	(365.0)	(136.1)	(135.3)	(129.5)

Amortization of prior service cost	.7	.7	.7	(.5)	(.1)	–

Recognized net actuarial loss	124.0	78.5	54.3	36.9	26.8	26.0

Curtailment gain	–	–	–	(5.7)	–	–
Net periodic pension cost (income)	$91.9	$5.8	$(33.6)	$16.3	$28.5	$30.7

Weighted-average assumptions used to determine net periodic pension cost for the years ended December 31 were as follows:

Discount rate	4.96%	5.68%	6.11%	4.65%	5.32%	5.30%

Rate of compensation increase	N/A	N/A	N/A	2.66%	2.93%	3.04%

Expected long-term rate of return on assets	8.00%	8.75%	8.75%	6.59%	6.57%	6.63%

Weighted-average assumptions used to determine benefit obligations at December 31 were as follows:

Discount rate	4.01%	4.96%	5.68%	3.92%	4.65%	5.32%

Rate of compensation increase	N/A	N/A	N/A	2.06%	2.66%	2.93%

The expected pretax amortization in 2013 of net periodic pension cost is as follows: net loss, $192.4 million; and prior service credit, $(.9) million. The amortization of these items is recorded as an element of pension expense. In 2012, pension expense included amortization of $160.9 million of net losses and $.2 million of prior service cost.

The company’s investment policy targets and ranges for each asset category are as follows:

	U.S.		Int’l.
Asset Category	Target	Range	Target	Range

Equity securities	58%	52-64%	37%	31-43%

Debt securities	36%	33-39%	56%	49-62%

Real estate	6%	3-9%	1%	0-3%

Cash	0%	0-5%	1%	0-5%

Other	0%	0%	5%	0-10%

The company periodically reviews its asset allocation, taking into consideration plan liabilities, local regulatory requirements, plan payment streams and then-current capital market assumptions. The actual asset allocation for each plan is monitored at least quarterly, relative to the established policy targets and ranges. If the actual asset allocation is close to or out of any of the ranges, a review is conducted. Rebalancing will occur toward the target allocation, with due consideration given to the liquidity of the investments and transaction costs.

The objectives of the company’s investment strategies are as follows: (a) to provide a total return that, over the long term, increases the ratio of plan assets to liabilities by maximizing investment return on assets, at a level of risk deemed appropriate, (b) to maximize return on assets by investing primarily in equity securities in the U.S. and for international plans by investing in appropriate asset classes, subject to the constraints of each plan design and local regulations, (c) to diversify investments within asset classes to reduce the impact of losses in single investments, and (d) for the U.S. plan to invest in compliance with the Employee Retirement Income Security Act of 1974 (ERISA), as amended and any subsequent applicable regulations and laws, and for international plans to invest in a prudent manner in compliance with local applicable regulations and laws.

The company sets the expected long-term rate of return based on the expected long-term return of the various asset categories in which it invests. The company considered the current expectations for future returns and the actual historical returns of each asset class. Also, since the company’s investment policy is to actively manage certain asset classes where the potential exists to outperform the broader market, the expected returns for those asset classes were adjusted to reflect the expected additional returns.

In 2013, the company expects to make cash contributions of $146.3 million to its worldwide defined benefit pension plans, which is comprised of $111.8 million primarily for non-U.S. defined benefit pension plans and $34.5 million for the company’s U.S. qualified defined benefit pension plan.

As of December 31, 2012, the following benefit payments, which reflect expected future service where applicable, are expected to be paid from the defined benefit pension plans:

Year ending December 31 (millions)	U.S.	Int’l.

2013	$363.0	$105.8

2014	362.2	103.7

2015	361.7	106.8

2016	361.9	110.1

2017	362.2	113.1

2018 - 2022	1,800.6	607.9

Other postretirement benefits A reconciliation of the benefit obligation, fair value of the plan assets and the funded status of the postretirement benefit plan at December 31, 2012 and 2011, follows:

December 31 (millions)	2012	2011

Change in accumulated benefit obligation

Benefit obligation at beginning of year	$177.6	$168.5

Service cost	.5	.4

Interest cost	8.7	10.0

Plan participants’ contributions	5.3	5.7

Actuarial loss (gain)	10.0	6.5

Federal drug subsidy	2.9	3.0

Benefits paid	(25.7)	(27.5)

Foreign currency translation and other adjustments	1.2	11.0

Benefit obligation at end of year	$180.5	$177.6

Change in plan assets

Fair value of plan assets at beginning of year	$9.3	$9.0

Actual return on plan assets	.4	.2

Employer contributions	20.4	21.9

Plan participants’ contributions	5.3	5.7

Benefits paid	(25.7)	(27.5)

Fair value of plan assets at end of year	$9.7	$9.3

Funded status at end of year	$(170.8)	$(168.3)

Amounts recognized in the consolidated balance sheets consist of:

Prepaid postretirement assets	$.8	$.7

Other accrued liabilities	(19.3)	(21.2)

Long-term postretirement liabilities	(152.3)	(147.8)

Total funded status	$(170.8)	$(168.3)

Accumulated other comprehensive loss, net of tax

Net loss	$52.2	$44.7
Prior service cost	4.8	6.6

Net periodic postretirement benefit cost for 2012, 2011 and 2010, follows:

Year ended December 31 (millions)	2012	2011	2010

Service cost	$.5	$.4	$.4

Interest cost	8.7	10.0	10.7

Expected return on assets	(.5)	(.5)	(.5)

Amortization of prior service cost	1.8	1.8	1.4

Recognized net actuarial loss	3.2	4.2	3.7

Net periodic benefit cost	$13.7	$15.9	$15.7

Weighted-average assumptions used to determine net periodic postretirement benefit cost for the years ended December 31 were as follows:

Discount rate	5.84%	6.42%	6.62%

Expected return on plan assets	6.75%	6.75%	6.75%

Weighted-average assumptions used to determine benefit obligation at December 31 were as follows:
Discount rate	5.15%	5.84%	6.42%

The expected pretax amortization in 2013 of net periodic postretirement benefit cost is as follows: net loss, $5.5 million; and prior service cost, $1.8 million.

The company reviews its asset allocation periodically, taking into consideration plan liabilities, plan payment streams and then-current capital market assumptions. The company sets the long-term expected return on asset assumption, based principally on the long-term expected return on debt securities. These return assumptions are based on a combination of current market conditions, capital market expectations of third-party investment advisors and actual historical returns of the asset classes.

In 2013, the company expects to contribute approximately $20 million to its postretirement benefit plan.

Assumed health care cost trend rates at December 31	2012	2011

Health care cost trend rate assumed for next year	6.6%	7.3%

Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.8%	5.0%

Year that the rate reaches the ultimate trend rate	2023	2017

A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions of dollars):

	1-Percentage- Point Increase	1-Percentage- Point Decrease

Effect on service and interest cost	$.3	$(.2)

Effect on postretirement benefit obligation	4.4	(5.6)

As of December 31, 2012, the following benefits are expected to be paid to or from the company’s postretirement plan:

Year ending December 31 (millions)	Gross Medicare Part D Receipts	Gross Expected Payments

2013	$2.0	$24.6

2014	1.9	21.9

2015	1.7	21.6

2016	1.6	20.7

2017	1.4	19.8

2018 - 2022	3.8	60.6

The following provides a description of the valuation methodologies and the levels of inputs used to measure fair value, and the general classification of investments in the company’s U.S. and international defined benefit pension plans, and the company’s other postretirement benefit plan.

Level 1 – These investments include cash, common stocks, real estate investment trusts, exchange traded funds, exchange traded futures, and U.S. and U.K. government securities. These investments are valued using quoted prices in an active market. Payables and receivables are also included as Level 1 investments and are valued at face value.

Level 2 – These investments include the following:

Pooled Funds – These investments are comprised of money market funds and fixed income securities. The money market funds are valued at Net Asset Value (NAV) of shares held by the plans at year-end. NAV is a practical expedient for fair value. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, divided by the number of units outstanding. The fixed income securities are valued based on quoted prices for identical or similar investments in markets that may not be active.

Commingled Funds – These investments are comprised of debt, equity and other securities and are valued using the NAV provided by trustees of the funds. The NAV is quoted on a private market that is not active. The unit price is based on underlying investments which are traded on markets that may or may not be active.

Other Fixed Income – These investments are comprised of corporate and government fixed income investments and asset and mortgage backed securities for which there are quoted prices for identical or similar investments in markets that may not be active.

Derivatives – These investments include forward exchange contracts and options, which are traded on an active market, but not on an exchange; therefore, the inputs may not be readily observable. These investments also include fixed income futures and other derivative instruments.

Level 3 – These investments include the following:

Real Estate and Private Equity – These investments represent interests in limited partnerships which invest in privately held companies or privately held real estate assets. Due to the nature of these investments, pricing inputs are not readily observable. Asset valuations are developed by the general partners that manage the partnerships. These valuations are based on property appraisals, utilization of market transactions that provide valuation information for comparable companies, discounted cash flows, and other methods. These valuations are reported quarterly and adjusted as necessary at year end based on cash flows within the most recent period.

Insurance Contracts – These investments are insurance contracts which are generally invested in fixed income securities. The insurance contracts are carried at book value and adjusted to fair value based on a market value adjustment (MVA) formula determined by the insurance provider. The MVA formula is based on unobservable inputs, which among other items take into consideration the yield earned by contributions during a specified time period, current bond yields and duration. Similar to bonds, as interest rates rise, the market value of the contracts will decrease and as interest rates decline, the market value will increase.

Commingled Funds – These investments are commingled funds, which include a fund of hedge funds, and a multi-asset fund. The NAV is quoted on a private market that is not active. The unit price is based on underlying investments, which are valued based on unobservable inputs.

The following table sets forth by level, within the fair value hierarchy, the plans’ assets (liabilities) at fair value at December 31, 2012.

	U.S. Plans				International Plans
December 31, 2012 (millions)	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Pension plans
Equity Securities
Common Stocks	$1,760.8	$1,760.8			$1.9	$1.9
Commingled Funds	426.1		$426.1		885.8		$885.8
Debt Securities
U.S. and U.K. Govt. Securities	145.9	145.9
Other Fixed Income	983.9		983.9		264.0		264.0
Insurance Contracts	90.9			$90.9	146.7			$146.7
Commingled Funds					886.8		886.8
Real Estate
Real Estate Investment Trusts	134.4	134.4			.9	.9
Real Estate	34.8			34.8	31.1			31.1
Other
Derivatives	(5.2)	(3.5)	(1.7)		35.4		35.4
Private Equity	20.8			20.8
Commingled Funds	91.3		91.3		130.2		72.1	58.1
Pooled Funds	190.2		190.2		1.7		1.7
Cash	4.8	4.8			14.7	14.7
Receivables	47.9	47.9
Payables	(139.9)	(139.9)
Total	$3,786.7	$1,950.4	$1,689.8	$146.5	$2,399.2	$17.5	$2,145.8	$235.9
Other postretirement plans
Insurance Contracts	$7.9			$7.9
Exchange Traded Fund – Bond	1.4	$1.4
Pooled Funds	.4		$.4
Total	$9.7	$1.4	$.4	$7.9

The following table sets forth by level, within the fair value hierarchy, the plans’ assets (liabilities) at fair value at December 31, 2011.

	U.S. Plans				International Plans
December 31, 2011 (millions)	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Pension plans
Equity Securities
Common Stocks	$1,627.2	$1,627.2			$4.9	$4.9
Commingled Funds	394.2		$394.2		783.4		$783.4
Debt Securities
U.S. and U.K. Govt. Securities	170.0	170.0
Other Fixed Income	929.7		929.7		242.5		242.5
Insurance Contracts	79.6			$79.6	145.5			$145.5
Commingled Funds					799.9		799.9
Real Estate
Real Estate Investment Trusts	99.8	99.8			.4	.4
Real Estate	33.7			33.7	29.0			29.0
Other
Derivatives	10.4	3.9	6.5		24.7		24.7
Private Equity	45.6			45.6
Commingled Funds	83.6		83.6		60.4		49.9	10.5
Pooled Funds	165.5		165.5		3.7		3.7
Cash	.3	.3			21.4	21.4
Receivables	86.9	86.9
Payables	(167.8)	(167.8)
Total	$3,558.7	$1,820.3	$1,579.5	$158.9	$2,115.8	$26.7	$1,904.1	$185.0
Other postretirement plans
Insurance Contracts	$7.5			$7.5
Exchange Traded Fund – Bond	1.4	$1.4
Pooled Funds	.4		$.4
Total	$9.3	$1.4	$.4	$7.5

The following table sets forth a summary of changes in the fair value of the plans’ Level 3 assets for the year ended December 31, 2012.

(millions)	January 1, 2012	Realized gains (losses)	Purchases or acquisitions	Sales or dispositions	Currency and unrealized gains (losses) relating to instruments still held at December 31, 2012	December 31, 2012
U.S. plans
Pension plan
Real Estate	$33.7	$.3		$(1.2)	$2.0	$34.8
Private Equity	45.6	7.3	$.3	(26.7)	(5.7)	20.8
Insurance Contracts	79.6	–	7.6	–	3.7	90.9

Total	$158.9	$7.6	$7.9	$(27.9)	$–	$146.5

Other postretirement plans
Insurance Contracts	$7.5	$.4	$.3	$(.3)		$7.9

International pension plans
Insurance Contracts	$145.5		$5.5	$(12.1)	$7.8	$146.7
Real Estate	29.0		.4	–	1.7	31.1
Commingled Funds	10.5		41.7	(.2)	6.1	58.1

Total	$185.0		$47.6	$(12.3)	$15.6	$235.9

The following table sets forth a summary of changes in the fair value of the plans’ Level 3 assets for the year ended December 31, 2011.

(millions)	January 1, 2011	Realized gains (losses)	Purchases or acquisitions	Sales or dispositions	Currency and unrealized gains (losses) relating to instruments still held at December 31, 2011	December 31, 2011
U.S. plans
Pension plan
Real Estate	$32.1	$.3		$(1.3)	$2.6	$33.7
Private Equity	56.9	10.0		(27.3)	6.0	45.6
Insurance Contracts	70.3	–	$7.7	–	1.6	79.6
Total	$159.3	$10.3	$7.7	$(28.6)	$10.2	$158.9

Other postretirement plans
Insurance Contracts	$7.4	$.1	$.5	$(.5)		$7.5

International pension plans
Insurance Contracts	$152.6		$4.9	$(11.8)	$(.2)	$145.5
Real Estate	28.1		1.1	(.7)	.5	29.0
Commingled Funds	9.2		1.3	(.2)	.2	10.5

Total	$189.9		$7.3	$(12.7)	$.5	$185.0

Stockholders' equity	12 Months Ended
Dec. 31, 2012
Stockholders' equity

17. Stockholders’ equity

The company has 100 million authorized shares of common stock, par value $.01 per share, and 40 million shares of authorized preferred stock, par value $1 per share, issuable in series.

At December 31, 2012, 20.5 million shares of unissued common stock of the company were reserved for stock-based incentive plans and convertible preferred stock.

On February 28, 2011, the company sold 2,587,500 shares of 6.25% mandatory convertible preferred stock for net proceeds of $249.7 million. Each share of mandatory convertible preferred stock will automatically convert on March 1, 2014 into between 2.1899 and 2.6717 shares of the company’s common stock, subject to adjustment, depending on the volume weighted average price per share of the company’s common stock over the 20 consecutive trading days ending on the third trading day immediately preceding the mandatory conversion date. At any time prior to March 1, 2014, holders may elect to convert all or a portion of their shares of the mandatory convertible preferred stock at the minimum conversion rate of 2.1899 shares of the company’s common stock, subject to adjustment.

The company pays dividends on each share of the mandatory convertible preferred stock on a cumulative basis at an annual rate of 6.25% on the initial liquidation preference of $100 per share (equivalent to $6.25 per year per share). Dividends accrue and accumulate from the date of issuance and, to the extent the company has lawfully available funds to pay dividends and the company’s Board of Directors or an authorized committee of the Board of Directors declares a dividend payable, the company will pay dividends on March 1, June 1, September 1 and December 1 of each year prior to March 1, 2014 in cash and on March 1, 2014 or any earlier conversion date in cash, shares of the company’s common stock, or a combination thereof, at the company’s election. The annualized dividend on the mandatory convertible preferred stock is approximately $16.2 million until conversion.

In December 2012, the company’s Board of Directors authorized the company to purchase up to an aggregate of $50 million of the company’s common stock and mandatory convertible preferred stock through December 31, 2014. Under the authorization, the company can repurchase shares in the open market, which may include the use of 10b5-1 plans, or through privately negotiated transactions. The timing of repurchases, if any, will depend upon several factors, including market and business conditions. Share repurchases may be suspended or discontinued at any time. As of December 31, 2012, no shares have been purchased.

Accumulated other comprehensive income (loss) as of December 31, 2012, 2011 and 2010, is as follows:

(millions)	Total	Translation Adjustments	Postretirement Plans
Balance at December 31, 2009	$(3,013.5)	$(629.9)	$(2,383.6)
Change during period	85.2	25.7	59.5

Balance at December 31, 2010	(2,928.3)	(604.2)	(2,324.1)
Change during period	(772.6)	(44.9)	(727.7)

Balance at December 31, 2011	(3,700.9)	(649.1)	(3,051.8)
Change during period	(432.7)	14.8	(447.5)

Balance at December 31, 2012	$(4,133.6)	$(634.3)	$(3,499.3)

The following table summarizes the changes in preferred stock, common stock and treasury stock during the three years ended December 31, 2012:

(millions)	Preferred Stock	Common Stock	Treasury Stock
Balance at December 31, 2009	–	42.5	.2
Stock-based compensation	–	.4	.1

Balance at December 31, 2010	–	42.9	.3
Stock-based compensation	–	.9	–
Sale of preferred stock	2.6	–	–

Balance at December 31, 2011	2.6	43.8	.3
Stock-based compensation	–	.5	.1

Balance at December 31, 2012	2.6	44.3	.4

Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Principles Of Consolidation	Principles of consolidation The consolidated financial statements include the accounts of all majority-owned subsidiaries.
Use Of Estimates

Use of estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions about future events. These estimates and assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities and the reported amounts of revenue and expenses. Such estimates include the valuation of accounts receivable, inventories, outsourcing assets, marketable software, goodwill and other long-lived assets, legal contingencies, indemnifications, and assumptions used in the calculation for systems integration projects, income taxes and retirement and other post-employment benefits, among others. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Management adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.

Cash Equivalents

Cash equivalents All short-term investments purchased with a maturity of three months or less and certificates of deposit which may be withdrawn at any time at the discretion of the company without penalty are classified as cash equivalents.

Inventories	Inventories Inventories are valued at the lower of cost or market. Cost is determined on the first-in, first-out method.
Properties

Properties Properties are carried at cost and are depreciated over the estimated lives of such assets using the straight-line method. The estimated lives used, in years, are as follows: buildings, 20 – 50; machinery and office equipment, 4 – 7; rental equipment, 4; and internal-use software, 3 – 10.

Advertising Costs	Advertising costs All advertising costs are expensed as incurred. The amount charged to expense during 2012, 2011 and 2010 was $3.1 million, $.9 million and $.6 million, respectively.
Shipping And Handling	Shipping and handling Costs related to shipping and handling are included in cost of revenue.
Revenue Recognition

Revenue recognition Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the fee is fixed or determinable, and collectibility is probable.

Revenue from hardware sales with standard payment terms is recognized upon the passage of title and the transfer of risk of loss. Outside the United States, the company recognizes revenue even if it retains a form of title to products delivered to customers, provided the sole purpose is to enable the company to recover the products in the event of customer payment default and the arrangement does not prohibit the customer’s use of the product in the ordinary course of business.

Revenue from software licenses with standard payment terms is recognized at the inception of the initial license term and upon execution of an extension to the license term.

The company also enters into multiple-element arrangements, which may include any combination of hardware, software or services. For example, a client may purchase an enterprise server that includes operating system software. In addition, the arrangement may include post-contract support for the software and a contract for post-warranty maintenance for service of the hardware. These arrangements consist of multiple deliverables, with hardware and software delivered in one reporting period and the software support and hardware maintenance services delivered across multiple reporting periods. In another example, the company may provide desktop managed services to a client on a long term multiple year basis and periodically sell hardware and software products to the client. The services are provided on a continuous basis across multiple reporting periods and the hardware and software products are delivered in one reporting period. To the extent that a deliverable in a multiple-deliverable arrangement is subject to specific guidance, that deliverable is accounted for in accordance with such specific guidance. Examples of such arrangements may include leased hardware which is subject to specific leasing guidance or software which is subject to specific software revenue recognition guidance.

In these transactions, the company allocates the total revenue to be earned under the arrangement among the various elements based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (VSOE) if available, third party evidence (TPE) if VSOE is not available, or the best estimated selling price (ESP) if neither VSOE nor TPE is available. VSOE of selling price is based upon the normal pricing and discounting practices for those products and services when sold separately. TPE of selling price is based on evaluating largely similar and interchangeable competitor products or services in standalone sales to similarly situated customers. ESP is established considering factors such as margin objectives, discounts off of list prices, market conditions, competition and other factors. ESP represents the price at which the company would transact for the deliverable if it were sold by the company regularly on a standalone basis.

For multiple-element arrangements that involve the licensing, selling or leasing of software, for software and software-related elements, the allocation of revenue is based on VSOE. There may be cases in which there is VSOE of selling price of the undelivered elements but no such evidence for the delivered elements. In these cases, the residual method is used to allocate the arrangement consideration. Under the residual method, the amount of consideration allocated to the delivered elements equals the total arrangement consideration less the aggregate VSOE of selling price of the undelivered elements.

For multiple-element arrangements for products or services that (a) do not include the licensing, selling or leasing of software, or (b) contain software that is incidental to the products or services as a whole or (c) contain software components that are sold, licensed or leased with tangible products when the software components and non-software components (i.e., the hardware and software) of the tangible product function together to deliver the tangible product’s essential functionality (e.g., sales of the company’s enterprise-class servers including hardware and software), the allocation of revenue is based on the relative selling prices of each of the deliverables in the arrangement based on the selling price hierarchy, discussed above.

The company recognizes revenue on delivered elements only if: (a) any undelivered products or services are not essential to the functionality of the delivered products or services, (b) the company has an enforceable claim to receive the amount due in the event it does not deliver the undelivered products or services, (c) there is evidence of the selling price for each undelivered products or services, and (d) the revenue recognition criteria otherwise have been met for the delivered elements. Otherwise, revenue on delivered elements is recognized as the undelivered elements are delivered.

The company evaluates each deliverable in an arrangement to determine whether it represents a separate unit of accounting. A delivered element constitutes a separate unit of accounting when it has standalone value and there is no customer-negotiated refund or return right for the delivered elements. If these criteria are not met, the deliverable is combined with the undelivered elements and the allocation of the arrangement consideration and revenue recognition are determined for the combined unit as a single unit.

Revenue from hardware sales and software licenses with extended payment terms is recognized as payments from customers become due (assuming that all other conditions for revenue recognition have been satisfied).

Revenue for operating leases is recognized on a monthly basis over the term of the lease and for sales-type leases at the inception of the lease term.

Revenue from equipment and software maintenance and post-contract support is recognized on a straight-line basis as earned over the terms of the respective contracts. Cost related to such contracts is recognized as incurred.

Revenue and profit under systems integration contracts are recognized either on the percentage-of-completion method of accounting using the cost-to-cost method, or when services have been performed, depending on the nature of the project. For contracts accounted for on the percentage-of-completion basis, revenue and profit recognized in any given accounting period are based on estimates of total projected contract costs. The estimates are continually reevaluated and revised, when necessary, throughout the life of a contract. Any adjustments to revenue and profit resulting from changes in estimates are accounted for in the period of the change in estimate. When estimates indicate that a loss will be incurred on a contract upon completion, a provision for the expected loss is recorded in the period in which the loss becomes evident.

Revenue from time and materials service contracts and outsourcing contracts is recognized as the services are provided using either an objective measure of output or on a straight-line basis over the term of the contract.

Income Taxes

Income taxes Income taxes are based on income before taxes for financial reporting purposes and reflect a current tax liability for the estimated taxes payable in the current-year tax return and changes in deferred taxes. Deferred tax assets or liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using enacted tax laws and rates. A valuation allowance is provided on deferred tax assets if it is determined that it is more likely than not that the asset will not be realized. The company has elected the policy of not providing for intra-period tax allocations between pretax earnings and other comprehensive income in instances where there is no net tax provision. This determination is made for each tax jurisdiction.

The company recognizes penalties and interest accrued related to income tax liabilities in provision for income taxes in its consolidated statements of income.

Marketable Software

Marketable software The cost of development of computer software to be sold or leased, incurred subsequent to establishment of technological feasibility, is capitalized and amortized to cost of sales over the estimated revenue-producing lives of the products, but not in excess of three years following product release. The company performs quarterly reviews to ensure that unamortized costs remain recoverable from future revenue.

Internal-Use Software

Internal-use software The company capitalizes certain internal and external costs incurred to acquire or create internal-use software, principally related to software coding, designing system interfaces, and installation and testing of the software. These costs are amortized in accordance with the fixed asset policy described above.

Outsourcing Assets

Outsourcing assets Costs on outsourcing contracts are generally expensed as incurred. However, certain costs incurred upon initiation of an outsourcing contract are deferred and expensed over the initial contract life. These costs consist principally of initial customer setup and employment obligations related to employees hired under terms of the outsourcing contracts. Additionally, marketable software development costs incurred to develop specific application software for outsourcing are capitalized once technological feasibility has been established. Capitalized software used in outsourcing arrangements is amortized based on current and estimated future revenue from the product. The amortization expense is not less than straight-line amortization expense over the product’s useful life. Fixed assets acquired in connection with outsourcing contracts are capitalized and depreciated over the shorter of the initial contract life or in accordance with the fixed asset policy described above.

Recoverability of outsourcing assets is subject to various business risks, including the timely completion and ultimate cost of the outsourcing solution, realization of expected profitability of existing outsourcing contracts and obtaining additional outsourcing customers. The company quarterly compares the carrying value of the outsourcing assets with the undiscounted future cash flows expected to be generated by the outsourcing assets to determine if there is impairment. If impaired, the outsourcing assets are reduced to an estimated fair value on a discounted cash flow basis. The company prepares its cash flow estimates based on assumptions that it believes to be reasonable but are also inherently uncertain. Actual future cash flows could differ from these estimates.

Translation Of Foreign Currency

Translation of foreign currency The local currency is the functional currency for most of the company’s international subsidiaries, and as such, assets and liabilities are translated into U.S. dollars at year-end exchange rates. Income and expense items are translated at average exchange rates during the year. Translation adjustments resulting from changes in exchange rates are reported in other comprehensive income (loss). Exchange gains and losses on intercompany balances are reported in other income (expense), net.

For those international subsidiaries operating in highly inflationary economies, the U.S. dollar is the functional currency, and as such, nonmonetary assets and liabilities are translated at historical exchange rates, and monetary assets and liabilities are translated at current exchange rates. Exchange gains and losses arising from translation are included in other income (expense), net.

Stock-Based Compensation Plans

Stock-based compensation plans Stock-based compensation represents the cost related to stock-based awards granted to employees and directors. The company recognizes compensation expense for the fair value of stock options, which have graded vesting, on a straight-line basis over the requisite service period. The company estimates the fair value of stock options using a Black-Scholes valuation model. The expense is recorded in selling, general and administrative expenses.

Retirement Benefits

Retirement benefits Accounting rules covering defined benefit pension plans and other postretirement benefits require that amounts recognized in financial statements be determined on an actuarial basis. A significant element in determining the company’s retirement benefits expense or income is the expected long-term rate of return on plan assets. This expected return is an assumption as to the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the projected pension benefit obligation. The company applies this assumed long-term rate of return to a calculated value of plan assets, which recognizes changes in the fair value of plan assets in a systematic manner over four years. This produces the expected return on plan assets that is included in retirement benefits expense or income. The difference between this expected return and the actual return on plan assets is deferred. The net deferral of past asset losses or gains affects the calculated value of plan assets and, ultimately, future retirement benefits expense or income.

At December 31 of each year, the company determines the fair value of its retirement benefits plan assets as well as the discount rate to be used to calculate the present value of plan liabilities. The discount rate is an estimate of the interest rate at which the retirement benefits could be effectively settled. In estimating the discount rate, the company looks to rates of return on high-quality, fixed-income investments currently available and expected to be available during the period to maturity of the retirement benefits. The company uses a portfolio of fixed-income securities, which receive at least the second-highest rating given by a recognized ratings agency.

Fair Value Measurements

Fair value measurements Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value measurements for assets and liabilities required to be recorded at fair value, the company assumes that the transaction is an orderly transaction that assumes exposure to the market for a period before the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets or liabilities; it is not a forced transaction (for example, a forced liquidation or distress sale). The fair value hierarchy has three levels of inputs that may be used to measure fair value: Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the company can access at the measurement date; Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly; and Level 3 – Unobservable inputs for the asset or liability. The company has applied fair value measurements to its long-term debt (see note 9), derivatives (see note 12) and to its postretirement plan assets (see note 16).

Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Earnings (Loss) Per Common Share Attributable to Unisys Corporation

The following table shows how the earnings per common share attributable to Unisys Corporation were computed for the three years ended December 31, 2012.

Year ended December 31 (millions, except per share data)	2012	2011	2010
Basic earnings per common share computation
Net income from continuing operations attributable to Unisys Corporation common stockholders	$129.4	$120.5	$158.9
Income from discontinued operations, net of tax	–	–	77.2
Net income attributable to Unisys Corporation common stockholders	$129.4	$120.5	$236.1
Weighted average shares (thousands)	43,864	43,145	42,562
Basic earnings per common share
Continuing operations	$2.95	$2.79	$3.74
Discontinued operations	–	–	1.81
Total	$2.95	$2.79	$5.55
Diluted earnings per common share computation
Net income from continuing operations attributable to Unisys Corporation common shareholders	$129.4	$120.5	$158.9
Add preferred stock dividends	16.2	13.5	–
Net income from continuing operations attributable to Unisys Corporation for diluted earnings per share	145.6	134.0	158.9
Income from discontinued operations, net of tax	–	–	77.2
Net income attributable to Unisys Corporation for diluted earnings per share	$145.6	$134.0	$236.1
Weighted average shares (thousands)	43,864	43,145	42,562
Plus incremental shares from assumed conversions
Employee stock plans	439	553	771
Preferred stock	6,913	5,780	–
Adjusted weighted average shares	51,216	49,478	43,333
Diluted earnings per common share
Continuing operations	$2.84	$2.71	$3.67
Discontinued operations	–	–	1.78
Total	$2.84	$2.71	$5.45

Discontinued Operations And Sale Of Businesses (Tables)	12 Months Ended
Dec. 31, 2012
Results of Discontinued Operations

The results of discontinued operations for the year ended December 31, 2010 was as follows (in millions of dollars):

(millions)	Total	HIM*	UISL**
Revenue	$94.6	$42.0	$52.6
Income
Operations	$8.2	$10.0	$(1.8)
Gain on sale	69.0	64.5	4.5
	77.2	74.5	2.7
Income tax provision	–	–	–
Income from discontinued operations, net of tax	$77.2	$74.5	$2.7

* Includes results of operations through the April 30, 2010 closing date.

** Includes results of operations through the August 31, 2010 closing date.

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Changes in the Carrying Amount of Goodwill by Segment

Changes in the carrying amount of goodwill by segment for the years ended December 31, 2012 and 2011 were as follows:

(millions)	Total	Services	Technology
Balance at December 31, 2010	$197.9	$86.9	$111.0
Transferred to assets held for sale	(1.3)	–	(1.3)
Translation adjustments	(4.1)	(2.7)	(1.4)
Balance at December 31, 2011	192.5	84.2	108.3
Translation adjustments	(.2)	(.6)	.4
Balance at December 31, 2012	$192.3	$83.6	$108.7

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Continuing Operations Provision for Income Taxes

Following is the total income from continuing operations before income taxes and the continuing operations provision for income taxes for the three years ended December 31, 2012.

Year ended December 31 (millions)	2012	2011	2010
Income (loss) from continuing operations before income taxes
United States	$32.5	$(20.4)	$37.4
Foreign	221.6	226.4	185.5
Total income from continuing operations before income taxes	$254.1	$206.0	$222.9
Continuing operations provision for income taxes
Current
United States	$3.6	$2.8	$8.7
Foreign	66.5	43.8	75.4
State and local	–	.2	.3
Total	70.1	46.8	84.4
Deferred
Foreign	27.2	18.0	(25.6)
Total continuing operations provision for income taxes	$97.3	$64.8	$58.8

Reconciliation Of The Provision For Income Taxes Attributable To Continuing Operations

Following is a reconciliation of the provision for income taxes at the United States statutory tax rate to the continuing operations provision for income taxes as reported:

Year ended December 31 (millions)	2012	2011	2010
United States statutory income tax provision	$88.9	$72.1	$78.0
Income and losses for which no provision or benefit has been recognized	7.0	21.8	(3.0)
Foreign rate differential and other foreign tax expense	(32.2)	(16.8)	(41.5)
Income tax withholdings	20.3	16.7	22.6
Permanent items	4.0	4.2	4.3
Foreign currency devaluation	–	–	5.7
Enacted rate changes	9.0	8.4	4.1
Change in uncertain tax positions	4.5	6.1	1.0
Change in valuation allowances due to changes in judgment	–	(15.2)	(13.2)
Income tax credits, U.S.	(4.0)	(4.2)	.4
Tax audit matters	–	(28.3)	.1
Other	(.2)	–	.3
Continuing operations provision for income taxes	$97.3	$64.8	$58.8

Significant Portions Of Deferred Tax Assets And Liabilities

The tax effects of temporary differences and carryforwards that give rise to significant portions of deferred tax assets and liabilities at December 31, 2012 and 2011 were as follows:

December 31 (millions)	2012	2011
Deferred tax assets
Tax loss carryforwards	$914.9	$800.6
Postretirement benefits	905.4	787.1
Foreign tax credit carryforwards	564.3	553.3
Capitalized research and development	149.6	267.4
Other tax credit carryforwards	116.8	144.2
Deferred revenue	76.1	91.0
Employee benefits and compensation	55.9	54.3
Purchased capitalized software	43.7	46.0
Depreciation	34.8	38.6
Capitalized costs	16.5	17.3
Warranty, bad debts and other reserves	15.1	18.4
Debt related	–	8.8
Other	30.0	22.9
	2,923.1	2,849.9
Valuation allowance	(2,731.8)	(2,648.5)
Total deferred tax assets	$191.3	$201.4
Deferred tax liabilities
Other	$25.6	$27.1
Total deferred tax liabilities	$25.6	$27.1
Net deferred tax assets	$165.7	$174.3

Reconciliation Of Changes In Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Year ended December 31 (millions)	2012	2011	2010
Balance at January 1	$24.3	$19.5	$4.0
Additions based on tax positions related to the current year	3.5	6.0	13.9
Changes for tax positions of prior years	1.4	–	2.1
Reductions as a result of a lapse of applicable statute of limitations	(.4)	–	(.1)
Settlements	(.7)	(1.2)	(.4)
Changes due to foreign currency	1.1	–	–
Balance at December 31	$29.2	$24.3	$19.5

Properties (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Properties

Properties comprise the following:

December 31 (millions)	2012	2011
Land	$3.3	$3.3
Buildings	79.0	76.8
Machinery and office equipment	765.4	760.3
Internal-use software	321.5	315.7
Rental equipment	93.0	101.1
Total properties	$1,262.2	$1,257.2

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Long-Term Debt

Long-term debt is comprised of the following:

December 31 (millions)	2012	2011
6.25% senior notes due 2017	$210.0	$–
12 3/4% senior secured notes	–	186.2
12 1/2% senior notes	–	150.6
14 1/4% senior secured notes	–	25.5
Other	.3	(2.6)
Total	210.3	359.7
Less – current maturities	.3	.9
Total long-term debt	$210.0	$358.8

Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Accrued Liabilities (Current)

Other accrued liabilities (current) are comprised of the following:

December 31 (millions)	2012	2011
Payrolls and commissions	$128.7	$120.9
Accrued vacations	70.2	70.4
Taxes other than income taxes	48.4	49.8
Income taxes	47.8	28.8
Postretirement	26.8	28.7
Accrued interest	4.7	14.6
Other	85.3	112.3
Total other accrued liabilities	$411.9	$425.5

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Customer Revenue By Classes Of Similar Products Or Services

Customer revenue by classes of similar products or services, by segment, is presented below:

Year ended December 31 (millions)	2012	2011	2010

Services
Systems integration and consulting	$1,079.3	$1,164.7	$1,223.1
Outsourcing	1,475.5	1,487.2	1,531.3
Infrastructure services	442.4	487.0	472.4

Core maintenance	195.2	215.7	230.6
	3,192.4	3,354.6	3,457.4
Technology
Enterprise-class software and servers	480.3	443.9	462.5
Other technology	33.7	55.3	99.7
	514.0	499.2	562.2
Total	$3,706.4	$3,853.8	$4,019.6

Reconciliation of Segment Operating Income To Consolidated Income

Presented below is a reconciliation of segment operating income to consolidated income from continuing operations before income taxes:

Year ended December 31 (millions)	2012	2011	2010
Total segment operating income	$414.3	$360.1	$373.8
Interest expense	(27.5)	(63.1)	(101.8)
Other income (expense), net	(37.6)	(55.5)	(51.0)
Corporate and eliminations	(95.1)	(35.5)	1.9
Total income from continuing operations before income taxes	$254.1	$206.0	$222.9

Reconciliation Of Total Business Segment Assets To Consolidated Assets

Presented below is a reconciliation of total business segment assets to consolidated assets:

December 31 (millions)	2012	2011	2010
Total segment assets	$1,469.1	$1,555.9	$1,778.2
Cash and cash equivalents	655.6	714.9	828.3
Deferred income taxes	184.3	208.6	220.3
Prepaid postretirement assets	3.3	43.9	31.2
Other corporate assets	108.1	88.9	162.9
Total assets	$2,420.4	$2,612.2	$3,020.9

Summary Of The Operations By Business Segment

A summary of the company’s operations by business segment for 2012, 2011 and 2010 is presented below:

(millions)	Total	Corporate	Services	Technology
2012
Customer revenue	$3,706.4		$3,192.4	$514.0
Intersegment		$(123.1)	3.8	119.3
Total revenue	$3,706.4	$(123.1)	$3,196.2	$633.3
Operating income	$319.2	$(95.1)	$204.6	$209.7
Depreciation and amortization	174.6		102.4	72.2
Total assets	2,420.4	951.3	1,085.9	383.2
Capital expenditures	132.6	3.7	64.7	64.2

2011
Customer revenue	$3,853.8		$3,354.6	$499.2
Intersegment		$(102.6)	6.3	96.3
Total revenue	$3,853.8	$(102.6)	$3,360.9	$595.5
Operating income	$324.6	$(35.5)	$231.8	$128.3
Depreciation and amortization	194.8		116.4	78.4
Total assets	2,612.2	1,056.3	1,164.7	391.2
Capital expenditures	134.4	9.8	65.2	59.4

2010
Customer revenue	$4,019.6		$3,457.4	$562.2
Intersegment		$(116.6)	5.9	110.7
Total revenue	$4,019.6	$(116.6)	$3,463.3	$672.9
Operating income	$375.7	$1.9	$231.6	$142.2
Depreciation and amortization	250.6		191.4	59.2
Total assets	3,020.9	1,242.7	1,359.9	418.3
Capital expenditures	203.1	12.0	125.3	65.8

Revenue, Properties And Outsourcing Assets Geographic Segment

Geographic information about the company’s revenue, which is principally based on location of the selling organization, properties and outsourcing assets, is presented below:

Year ended December 31 (millions)	2012	2011	2010
Revenue
United States	$1,455.0	$1,577.9	$1,733.1
United Kingdom	496.9	408.7	426.2
Other foreign	1,754.5	1,867.2	1,860.3
Total	$3,706.4	$3,853.8	$4,019.6
Properties, net
United States	$112.7	$127.1	$142.8
United Kingdom	23.1	22.1	23.1
Other foreign	40.6	42.1	53.8
Total	$176.4	$191.3	$219.7
Outsourcing assets, net
United States	$67.1	$61.5	$69.6
United Kingdom	30.3	37.3	31.9
Other foreign	28.9	39.1	60.8
Total	$126.3	$137.9	$162.3

Employee Plans (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Assumptions On Stock Options

The fair value of stock option awards was estimated using the Black-Scholes option pricing model with the following assumptions and weighted-average fair values as follows:

Year Ended December 31	2012	2011	2010
Weighted-average fair value of grant	$9.73	$20.10	$17.83
Risk-free interest rate	.54%	1.71%	1.74%
Expected volatility	71.29%	71.31%	72.20%
Expected life of options in years	3.65	3.62	3.63
Expected dividend yield	–	–	–

Summary Of Stock Option Activity

A summary of stock option activity for the year ended December 31, 2012 follows (shares in thousands):

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value ($ in millions)
Outstanding at December 31, 2011	2,707	$56.81
Granted	685	19.48
Exercised	(67)	6.03
Forfeited and expired	(559)	121.66
Outstanding at December 31, 2012	2,766	35.50	2.36	$5.9
Expected to vest at December 31, 2012	1,186	27.64	3.52	–
Exercisable at December 31, 2012	1,548	41.79	1.44	$5.9

Summary Of Restricted Stock Unit Activity

A summary of restricted stock unit activity for the year ended December 31, 2012 follows (shares in thousands):

	Restricted Stock Units	Weighted-Average Grant-Date Fair Value
Outstanding at December 31, 2011	384	$32.39
Granted	171	19.39
Vested	(171)	24.21
Forfeited and expired	(23)	26.67
Outstanding at December 31, 2012	361	25.12

Schedule Of Accumulated Benefit Obligation In Excess Of Plan Assets

Information for defined benefit retirement plans with an accumulated benefit obligation in excess of plan assets at December 31, 2012 and 2011 follows:

December 31 (millions)	2012	2011
Accumulated benefit obligation	$7,645.6	$7,279.4

Fair value of plan assets	5,247.8	5,201.1

Schedule Of Projected Benefit Obligation In Excess Of Plan Assets

Information for defined benefit retirement plans with a projected benefit obligation in excess of plan assets at December 31, 2012 and 2011 follows:

December 31 (millions)	2012	2011
Projected benefit obligation	$8,167.4	$7,301.8

Fair value of plan assets	5,758.7	5,218.2

Company's Investment Policy Targets And Ranges For Each Asset Category

The company’s investment policy targets and ranges for each asset category are as follows:

	U.S.		Int’l.
Asset Category	Target	Range	Target	Range

Equity securities	58%	52-64%	37%	31-43%

Debt securities	36%	33-39%	56%	49-62%

Real estate	6%	3-9%	1%	0-3%

Cash	0%	0-5%	1%	0-5%

Other	0%	0%	5%	0-10%

Assumed Health Care Cost Trend Rates

In 2013, the company expects to contribute approximately $20 million to its postretirement benefit plan.

Assumed health care cost trend rates at December 31	2012	2011

Health care cost trend rate assumed for next year	6.6%	7.3%

Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.8%	5.0%

Year that the rate reaches the ultimate trend rate	2023	2017

Effect Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates

A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions of dollars):

	1-Percentage- Point Increase	1-Percentage- Point Decrease

Effect on service and interest cost	$.3	$(.2)

Effect on postretirement benefit obligation	4.4	(5.6)

Schedule Of Plans' Assets (Liabilities) At Fair Value

The following table sets forth by level, within the fair value hierarchy, the plans’ assets (liabilities) at fair value at December 31, 2012.

	U.S. Plans				International Plans
December 31, 2012 (millions)	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Pension plans
Equity Securities
Common Stocks	$1,760.8	$1,760.8			$1.9	$1.9
Commingled Funds	426.1		$426.1		885.8		$885.8
Debt Securities
U.S. and U.K. Govt. Securities	145.9	145.9
Other Fixed Income	983.9		983.9		264.0		264.0
Insurance Contracts	90.9			$90.9	146.7			$146.7
Commingled Funds					886.8		886.8
Real Estate
Real Estate Investment Trusts	134.4	134.4			.9	.9
Real Estate	34.8			34.8	31.1			31.1
Other
Derivatives	(5.2)	(3.5)	(1.7)		35.4		35.4
Private Equity	20.8			20.8
Commingled Funds	91.3		91.3		130.2		72.1	58.1
Pooled Funds	190.2		190.2		1.7		1.7
Cash	4.8	4.8			14.7	14.7
Receivables	47.9	47.9
Payables	(139.9)	(139.9)
Total	$3,786.7	$1,950.4	$1,689.8	$146.5	$2,399.2	$17.5	$2,145.8	$235.9
Other postretirement plans
Insurance Contracts	$7.9			$7.9
Exchange Traded Fund – Bond	1.4	$1.4
Pooled Funds	.4		$.4
Total	$9.7	$1.4	$.4	$7.9

The following table sets forth by level, within the fair value hierarchy, the plans’ assets (liabilities) at fair value at December 31, 2011.

	U.S. Plans				International Plans
December 31, 2011 (millions)	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Pension plans
Equity Securities
Common Stocks	$1,627.2	$1,627.2			$4.9	$4.9
Commingled Funds	394.2		$394.2		783.4		$783.4
Debt Securities
U.S. and U.K. Govt. Securities	170.0	170.0
Other Fixed Income	929.7		929.7		242.5		242.5
Insurance Contracts	79.6			$79.6	145.5			$145.5
Commingled Funds					799.9		799.9
Real Estate
Real Estate Investment Trusts	99.8	99.8			.4	.4
Real Estate	33.7			33.7	29.0			29.0
Other
Derivatives	10.4	3.9	6.5		24.7		24.7
Private Equity	45.6			45.6
Commingled Funds	83.6		83.6		60.4		49.9	10.5
Pooled Funds	165.5		165.5		3.7		3.7
Cash	.3	.3			21.4	21.4
Receivables	86.9	86.9
Payables	(167.8)	(167.8)
Total	$3,558.7	$1,820.3	$1,579.5	$158.9	$2,115.8	$26.7	$1,904.1	$185.0
Other postretirement plans
Insurance Contracts	$7.5			$7.5
Exchange Traded Fund – Bond	1.4	$1.4
Pooled Funds	.4		$.4
Total	$9.3	$1.4	$.4	$7.5

Summary Of Changes In The Fair Value Of The Plans' Level 3 Assets

The following table sets forth a summary of changes in the fair value of the plans’ Level 3 assets for the year ended December 31, 2012.

(millions)	January 1, 2012	Realized gains (losses)	Purchases or acquisitions	Sales or dispositions	Currency and unrealized gains (losses) relating to instruments still held at December 31, 2012	December 31, 2012
U.S. plans
Pension plan
Real Estate	$33.7	$.3		$(1.2)	$2.0	$34.8
Private Equity	45.6	7.3	$.3	(26.7)	(5.7)	20.8
Insurance Contracts	79.6	–	7.6	–	3.7	90.9

Total	$158.9	$7.6	$7.9	$(27.9)	$–	$146.5

Other postretirement plans
Insurance Contracts	$7.5	$.4	$.3	$(.3)		$7.9

International pension plans
Insurance Contracts	$145.5		$5.5	$(12.1)	$7.8	$146.7
Real Estate	29.0		.4	–	1.7	31.1
Commingled Funds	10.5		41.7	(.2)	6.1	58.1

Total	$185.0		$47.6	$(12.3)	$15.6	$235.9

The following table sets forth a summary of changes in the fair value of the plans’ Level 3 assets for the year ended December 31, 2011.

(millions)	January 1, 2011	Realized gains (losses)	Purchases or acquisitions	Sales or dispositions	Currency and unrealized gains (losses) relating to instruments still held at December 31, 2011	December 31, 2011
U.S. plans
Pension plan
Real Estate	$32.1	$.3		$(1.3)	$2.6	$33.7
Private Equity	56.9	10.0		(27.3)	6.0	45.6
Insurance Contracts	70.3	–	$7.7	–	1.6	79.6
Total	$159.3	$10.3	$7.7	$(28.6)	$10.2	$158.9

Other postretirement plans
Insurance Contracts	$7.4	$.1	$.5	$(.5)		$7.5

International pension plans
Insurance Contracts	$152.6		$4.9	$(11.8)	$(.2)	$145.5
Real Estate	28.1		1.1	(.7)	.5	29.0
Commingled Funds	9.2		1.3	(.2)	.2	10.5

Total	$189.9		$7.3	$(12.7)	$.5	$185.0

Pension Plans
Funded Status Of The Plan And Amounts Recognized In Consolidated Balance Sheet

Retirement plans’ funded status and amounts recognized in the company’s consolidated balance sheets at December 31, 2012 and 2011 follow:

	U.S. Plans		International Plans
December 31 (millions)	2012	2011	2012	2011

Change in projected benefit obligation

Benefit obligation at beginning of year	$5,154.8	$4,862.6	$2,560.1	$2,450.6

Service cost	–	–	8.6	10.7

Interest cost	252.9	264.0	113.1	126.4

Plan participants’ contributions	–	–	3.0	3.4

Plan amendment	–	–	(13.2)	–

Plan curtailment	–	–	(5.7)	(6.0)

Actuarial loss	585.2	373.7	279.8	94.8

Benefits paid	(346.1)	(345.5)	(100.2)	(90.9)

Foreign currency translation adjustments	–	–	99.9	(28.9)

Benefit obligation at end of year	$5,646.8	$5,154.8	$2,945.4	$2,560.1

Change in plan assets

Fair value of plan assets at beginning of year	$3,558.7	$3,899.9	$2,115.8	$2,066.0

Actual return on plan assets	455.7	(3.1)	211.4	87.9

Employer contribution	118.4	7.4	83.1	75.3

Plan participants’ contributions	–	–	3.0	3.4

Benefits paid	(346.1)	(345.5)	(100.2)	(90.9)

Foreign currency translation adjustments	–	–	86.1	(25.9)

Fair value of plan assets at end of year	$3,786.7	$3,558.7	$2,399.2	$2,115.8

Funded status at end of year	$(1,860.1)	$(1,596.1)	$(546.2)	$(444.3)

Amounts recognized in the consolidated balance sheets consist of:

Prepaid postretirement assets	$–	$–	$2.5	$43.2

Other accrued liabilities	(7.3)	(7.3)	(.2)	(.2)

Long-term postretirement liabilities	(1,852.8)	(1,588.8)	(548.5)	(487.3)

Total funded status	$(1,860.1)	$(1,596.1)	$(546.2)	$(444.3)

Accumulated other comprehensive loss, net of tax

Net loss	$3,201.9	$2,910.8	$856.9	$679.6

Prior service cost (credit)	$2.1	$2.8	$(11.9)	$(1.4)

Accumulated benefit obligation	$5,646.8	$5,154.8	$2,934.2	$2,527.8

Components Of Net Periodic Benefit (Income) Cost

Net periodic pension cost (income) for 2012, 2011 and 2010 includes the following components:

	U.S. Plans			International Plans
Year ended December 31 (millions)	2012	2011	2010	2012	2011	2010

Service cost	$–	$–	$–	$8.6	$10.7	$14.5

Interest cost	252.9	264.0	276.4	113.1	126.4	119.7

Expected return on plan assets	(285.7)	(337.4)	(365.0)	(136.1)	(135.3)	(129.5)

Amortization of prior service cost	.7	.7	.7	(.5)	(.1)	–

Recognized net actuarial loss	124.0	78.5	54.3	36.9	26.8	26.0

Curtailment gain	–	–	–	(5.7)	–	–
Net periodic pension cost (income)	$91.9	$5.8	$(33.6)	$16.3	$28.5	$30.7

Expected Future Benefit Payments

As of December 31, 2012, the following benefit payments, which reflect expected future service where applicable, are expected to be paid from the defined benefit pension plans:

Year ending December 31 (millions)	U.S.	Int’l.

2013	$363.0	$105.8

2014	362.2	103.7

2015	361.7	106.8

2016	361.9	110.1

2017	362.2	113.1

2018 - 2022	1,800.6	607.9

Pension Plans | Net Periodic Pension Cost
Schedule Of Weighted-Average Assumptions

Weighted-average assumptions used to determine net periodic pension cost for the years ended December 31 were as follows:

Discount rate	4.96%	5.68%	6.11%	4.65%	5.32%	5.30%

Rate of compensation increase	N/A	N/A	N/A	2.66%	2.93%	3.04%

Expected long-term rate of return on assets	8.00%	8.75%	8.75%	6.59%	6.57%	6.63%

Pension Plans | Benefit Obligation
Schedule Of Weighted-Average Assumptions

Weighted-average assumptions used to determine benefit obligations at December 31 were as follows:

Discount rate	4.01%	4.96%	5.68%	3.92%	4.65%	5.32%

Rate of compensation increase	N/A	N/A	N/A	2.06%	2.66%	2.93%

Other Postretirement Benefit Plans
Funded Status Of The Plan And Amounts Recognized In Consolidated Balance Sheet

Other postretirement benefits A reconciliation of the benefit obligation, fair value of the plan assets and the funded status of the postretirement benefit plan at December 31, 2012 and 2011, follows:

December 31 (millions)	2012	2011

Change in accumulated benefit obligation

Benefit obligation at beginning of year	$177.6	$168.5

Service cost	.5	.4

Interest cost	8.7	10.0

Plan participants’ contributions	5.3	5.7

Actuarial loss (gain)	10.0	6.5

Federal drug subsidy	2.9	3.0

Benefits paid	(25.7)	(27.5)

Foreign currency translation and other adjustments	1.2	11.0

Benefit obligation at end of year	$180.5	$177.6

Change in plan assets

Fair value of plan assets at beginning of year	$9.3	$9.0

Actual return on plan assets	.4	.2

Employer contributions	20.4	21.9

Plan participants’ contributions	5.3	5.7

Benefits paid	(25.7)	(27.5)

Fair value of plan assets at end of year	$9.7	$9.3

Funded status at end of year	$(170.8)	$(168.3)

Amounts recognized in the consolidated balance sheets consist of:

Prepaid postretirement assets	$.8	$.7

Other accrued liabilities	(19.3)	(21.2)

Long-term postretirement liabilities	(152.3)	(147.8)

Total funded status	$(170.8)	$(168.3)

Accumulated other comprehensive loss, net of tax

Net loss	$52.2	$44.7
Prior service cost	4.8	6.6

Components Of Net Periodic Benefit (Income) Cost

Net periodic postretirement benefit cost for 2012, 2011 and 2010, follows:

Year ended December 31 (millions)	2012	2011	2010

Service cost	$.5	$.4	$.4

Interest cost	8.7	10.0	10.7

Expected return on assets	(.5)	(.5)	(.5)

Amortization of prior service cost	1.8	1.8	1.4

Recognized net actuarial loss	3.2	4.2	3.7

Net periodic benefit cost	$13.7	$15.9	$15.7

Expected Future Benefit Payments

As of December 31, 2012, the following benefits are expected to be paid to or from the company’s postretirement plan:

Year ending December 31 (millions)	Gross Medicare Part D Receipts	Gross Expected Payments

2013	$2.0	$24.6

2014	1.9	21.9

2015	1.7	21.6

2016	1.6	20.7

2017	1.4	19.8

2018 - 2022	3.8	60.6

Other Postretirement Benefit Plans | Benefit Obligation
Schedule Of Weighted-Average Assumptions
Weighted-average assumptions used to determine benefit obligation at December 31 were as follows:
Discount rate	5.15%	5.84%	6.42%

Other Postretirement Benefit Plans | Net Periodic Postretirement Benefit Cost
Schedule Of Weighted-Average Assumptions
Weighted-average assumptions used to determine net periodic postretirement benefit cost for the years ended December 31 were as follows:

Discount rate	5.84%	6.42%	6.62%

Expected return on plan assets	6.75%	6.75%	6.75%

Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) as of December 31, 2012, 2011 and 2010, is as follows:

(millions)	Total	Translation Adjustments	Postretirement Plans
Balance at December 31, 2009	$(3,013.5)	$(629.9)	$(2,383.6)
Change during period	85.2	25.7	59.5

Balance at December 31, 2010	(2,928.3)	(604.2)	(2,324.1)
Change during period	(772.6)	(44.9)	(727.7)

Balance at December 31, 2011	(3,700.9)	(649.1)	(3,051.8)
Change during period	(432.7)	14.8	(447.5)

Balance at December 31, 2012	$(4,133.6)	$(634.3)	$(3,499.3)

Changes In Preferred Stock, Common Stock And Treasury Stock

The following table summarizes the changes in preferred stock, common stock and treasury stock during the three years ended December 31, 2012:

(millions)	Preferred Stock	Common Stock	Treasury Stock
Balance at December 31, 2009	–	42.5	.2
Stock-based compensation	–	.4	.1

Balance at December 31, 2010	–	42.9	.3
Stock-based compensation	–	.9	–
Sale of preferred stock	2.6	–	–

Balance at December 31, 2011	2.6	43.8	.3
Stock-based compensation	–	.5	.1

Balance at December 31, 2012	2.6	44.3	.4

Valuation and Qualifying Accounts (Detail) (Allowance for Doubtful Accounts, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 35.3		$ 37		$ 45.6
Additions Charged to Costs and Expenses	(2.7)		(0.6)		(0.9)
Deductions	(3.8)	[1]	(1.1)	[1]	(7.7)	[1]
Balance at End of Period	$ 28.8		$ 35.3		$ 37

[1]	Includes write-off of bad debts less recoveries and foreign currency translation adjustments.

Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Advertising costs incurred	$ 3.1	$ 0.9	$ 0.6
Maximum estimated revenue-producing lives of computer software products from the date of release	3
Defined Benefit Plan, Plan Assets at Fair Value, Valuation Inputs	Four
Building | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	20 years
Building | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	50 years
Machinery And Office Equipment | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	4 years
Machinery And Office Equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	7 years
Rental Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	4 years
Internal-Use Software | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Internal-Use Software | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years

Earnings per Share (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic earnings per common share computation
Continuing operations	$ 2.95	$ 2.79	$ 3.74
Discontinued operations			$ 1.81
Total	$ 2.95	$ 2.79	$ 5.55
Net income from continuing operations attributable to Unisys Corporation common stockholders	$ 129.4	$ 120.5	$ 158.9
Income from discontinued operations, net of tax			77.2
Net income attributable to Unisys Corporation common shareholders	129.4	120.5	236.1
Weighted average shares	43,864	43,145	42,562
Diluted earnings per common share
Continuing operations	$ 2.84	$ 2.71	$ 3.67
Discontinued operations			$ 1.78
Total	$ 2.84	$ 2.71	$ 5.45
Net income from continuing operations attributable to Unisys Corporation common shareholders	129.4	120.5	158.9
Add preferred stock dividends	16.2	13.5
Net income from continuing operations attributable to Unisys Corporation for diluted earnings per share	145.6	134	158.9
Income from discontinued operations, net of tax			77.2
Net income attributable to Unisys Corporation for diluted earnings per share	$ 145.6	$ 134	$ 236.1
Weighted average shares	43,864	43,145	42,562
Plus incremental shares from assumed conversions
Employee stock plans	439	553	771
Preferred stock	6,913	5,780
Adjusted weighted average shares	51,216	49,478	43,333

Earnings per Share - Additional Information (Detail) (Stock Options And Restricted Stock Units) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options And Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	2,261	2,119	2,545

Discontinued Operations And Sale Of Businesses - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 30, 2012	Dec. 31, 2010	Dec. 31, 2011 Services And Technology	Dec. 31, 2011 Unisys Insurance Services Limited	Dec. 31, 2010 Unisys Insurance Services Limited		Dec. 31, 2010 US Specialized Technology Check Sorter Equipment And Related US Maintenance Business	Dec. 31, 2009 US Specialized Technology Check Sorter Equipment And Related US Maintenance Business
Discontinued Operations [Line Items]
Net proceeds from sale of businesses		$ 117.2
Payment on sale of business				19.3
Asset impairment charges related to sale of business								13.4
Loss on sale of business							3.3
Pretax gain on sale of divested business	10.6	69	7.9		4.5	[1]
Revenue from divested business		$ 94.6	$ 39.9		$ 52.6	[1]

[1]	Includes results of operations through the August 31, 2010 closing date.

Results Of Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 30, 2012	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		$ 94.6
Operations		8.2
Gain on sale	10.6	69
Income (loss) from discontinued operations, before tax		77.2
Income tax provision
Income from discontinued operations, net of tax		77.2
Health Information Management
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		42	[1]
Operations		10	[1]
Gain on sale		64.5	[1]
Income (loss) from discontinued operations, before tax		74.5	[1]
Income tax provision			[1]
Income from discontinued operations, net of tax		74.5	[1]
Unisys Insurance Services Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		52.6	[2]
Operations		(1.8)	[2]
Gain on sale		4.5	[2]
Income (loss) from discontinued operations, before tax		2.7	[2]
Income tax provision			[2]
Income from discontinued operations, net of tax		$ 2.7	[2]

[1]	Includes results of operations through the April 30, 2010 closing date.
[2]	Includes results of operations through the August 31, 2010 closing date.

Changes In The Carrying Amount Of Goodwill By Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Balance at beginning of year	$ 192.5	$ 197.9
Transferred to assets held for sale		(1.3)
Translation adjustments	(0.2)	(4.1)
Balance at end of year	192.3	192.5
Services
Goodwill [Line Items]
Balance at beginning of year	84.2	86.9
Translation adjustments	(0.6)	(2.7)
Balance at end of year	83.6	84.2
Technology
Goodwill [Line Items]
Balance at beginning of year	108.3	111
Transferred to assets held for sale		(1.3)
Translation adjustments	0.4	(1.4)
Balance at end of year	$ 108.7	$ 108.3

Accounts Receivable - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revenue recognized in excess of billings on services contracts, or unbilled accounts receivable	$ 150	$ 153.5
Unearned income deducted from accounts and notes receivable	4.4	4.1
Allowance for doubtful accounts	28.8	35.3
Provision (income) expense for doubtful accounts reported in selling, general and administrative expenses	$ (2.7)	$ (0.6)	$ (0.9)

Continuing Operations Provision For Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income (loss) from continuing operations before income taxes, United States	$ 32.5	$ (20.4)	$ 37.4
Income (loss) from continuing operations before income taxes, Foreign	221.6	226.4	185.5
Income from continuing operations before income taxes	254.1	206	222.9
Continuing operations provision for income taxes, Current, United States	3.6	2.8	8.7
Continuing operations provision for income taxes, Current, Foreign	66.5	43.8	75.4
Continuing operations provision for income taxes, Current, State and local		0.2	0.3
Continuing operations provision for income taxes, Current, Total	70.1	46.8	84.4
Continuing operations provision for income taxes, Deferred, Foreign	27.2	18	(25.6)
Continuing operations provision for income taxes	$ 97.3	$ 64.8	$ 58.8

Reconciliation Of Provision For Income Taxes Attributable To Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
United States statutory income tax provision	$ 88.9	$ 72.1	$ 78
Income and losses for which no provision or benefit has been recognized	7	21.8	(3)
Foreign rate differential and other foreign tax expense	(32.2)	(16.8)	(41.5)
Income tax withholdings	20.3	16.7	22.6
Permanent items	4	4.2	4.3
Foreign currency devaluation			5.7
Enacted rate changes	9	8.4	4.1
Change in uncertain tax positions	4.5	6.1	1
Change in valuation allowances due to changes in judgment		(15.2)	(13.2)
Income tax credits, U.S.	(4)	(4.2)	0.4
Tax audit matters		(28.3)	0.1
Other	(0.2)		0.3
Continuing operations provision for income taxes	$ 97.3	$ 64.8	$ 58.8

Income Taxes - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended			12 Months Ended							12 Months Ended					1 Months Ended	12 Months Ended
	Feb. 28, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 01, 2012 U K	Apr. 01, 2011 U K	Sep. 30, 2011 U K	Dec. 31, 2012 U K	Dec. 31, 2011 U K	Dec. 31, 2011 Europe	Dec. 31, 2012 2013	Dec. 31, 2012 2014	Dec. 31, 2012 2015	Dec. 31, 2012 2016	Dec. 31, 2012 2017	Dec. 31, 2012 Tax Credit Loss Carryforwards Thereafter	Dec. 31, 2012 India	Dec. 31, 2012 U.S. Federal	Dec. 31, 2012 Australia	Dec. 31, 2012 BRAZIL	Dec. 31, 2012 United Kingdom	Apr. 01, 2013 Scenario, Forecast U K	Dec. 31, 2012 Minimum
Tax Credit Carryforward [Line Items]
Rate change in the company's income tax provision								$ 9,200,000	$ 8,400,000
Corporate tax rate					24.00%	26.00%	27.00%															23.00%
Tax provisions (benefits) related to prior year foreign tax adjustments										28,300,000
U.S. Federal tax loss carryforwards		385,300,000
State and local tax loss carryforwards		275,800,000
Foreign tax loss carryforwards		253,800,000
Total tax loss carryforwards		914,900,000	800,600,000
Tax credit carryforwards		681,100,000
Tax loss carryforwards, set to expire											5,400,000	7,600,000	12,300,000	9,400,000	419,500,000	460,700,000
Tax credit carryforwards, set to expire											46,400,000	23,400,000	22,300,000	32,100,000	179,800,000	377,100,000
Cumulative undistributed earnings of foreign subsidiaries		1,008,000,000
Cash paid, net of refunds		39,900,000	74,900,000	52,700,000
Penalties and interest accrued related to income tax liabilities		2,000,000	1,000,000
Tax audit for the years																	2006	2010	2009	2008	2008
Expected change in ownership percentage																							50.00%
Aggregate market value of common stock	$ 1,600,000,000
Percentage of Income Tax Exemption	4.47%

Significant Portions Of Deferred Tax Assets And Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Tax loss carryforwards	$ 914.9	$ 800.6
Postretirement benefits	905.4	787.1
Foreign tax credit carryforwards	564.3	553.3
Capitalized research and development	149.6	267.4
Other tax credit carryforwards	116.8	144.2
Deferred revenue	76.1	91
Employee benefits and compensation	55.9	54.3
Purchased capitalized software	43.7	46
Depreciation	34.8	38.6
Capitalized costs	16.5	17.3
Warranty, bad debts and other reserves	15.1	18.4
Debt related		8.8
Other	30	22.9
Deferred Tax Assets, Gross, Total	2,923.1	2,849.9
Valuation allowance	(2,731.8)	(2,648.5)
Total deferred tax assets	191.3	201.4
Other	25.6	27.1
Total deferred tax liabilities	25.6	27.1
Net deferred tax assets	$ 165.7	$ 174.3

Reconciliation Of Changes In Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Unrecognized Tax Benefits [Line Items]
Balance at January 1	$ 24.3	$ 19.5	$ 4
Additions based on tax positions related to the current year	3.5	6	13.9
Changes for tax positions of prior years	1.4		2.1
Reductions as a result of a lapse of applicable statute of limitations	(0.4)		(0.1)
Settlements	(0.7)	(1.2)	(0.4)
Changes due to foreign currency	1.1
Balance at December 31	$ 29.2	$ 24.3	$ 19.5

Components Of Properties (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total properties	$ 1,262.2	$ 1,257.2
Land
Property, Plant and Equipment [Line Items]
Total properties	3.3	3.3
Building
Property, Plant and Equipment [Line Items]
Total properties	79	76.8
Machinery And Office Equipment
Property, Plant and Equipment [Line Items]
Total properties	765.4	760.3
Internal-Use Software
Property, Plant and Equipment [Line Items]
Total properties	321.5	315.7
Rental Equipment
Property, Plant and Equipment [Line Items]
Total properties	$ 93	$ 101.1

Components Of Long-Term Debt (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 6.25% Senior Notes Due 2017	Aug. 21, 2012 6.25% Senior Notes Due 2017	Dec. 31, 2012 12 3/4% Senior Secured Notes Due 2014	Dec. 31, 2011 12 3/4% Senior Secured Notes Due 2014	Dec. 31, 2012 12 1/2% Senior Notes Due 2016	Dec. 31, 2011 12 1/2% Senior Notes Due 2016	Dec. 31, 2012 14 1/4% Senior Secured Notes Due 2015	Dec. 31, 2011 14 1/4% Senior Secured Notes Due 2015
Debt Instrument [Line Items]
Senior notes			$ 210,000,000					$ 150,600,000
Senior secured notes				210,000,000	186,200,000	186,200,000	150,600,000		25,500,000	25,500,000
Other	300,000	(2,600,000)
Total	210,300,000	359,700,000
Less - current maturities	300,000	900,000
Total long-term debt	$ 210,000,000	$ 358,800,000

Components Of Long-Term Debt (Parenthetical) (Detail)	Dec. 31, 2012 6.25% Senior Notes Due 2017	Aug. 21, 2012 6.25% Senior Notes Due 2017	Dec. 31, 2012 12 3/4% Senior Secured Notes Due 2014	Dec. 31, 2011 12 3/4% Senior Secured Notes Due 2014	Dec. 31, 2012 12 1/2% Senior Notes Due 2016	Dec. 31, 2011 12 1/2% Senior Notes Due 2016	Dec. 31, 2012 14 1/4% Senior Secured Notes Due 2015	Dec. 31, 2011 14 1/4% Senior Secured Notes Due 2015
Debt Instrument [Line Items]
Senior notes, maturity year	2017	2017	2014		2016		2015
Interest rate of the debt instruments	6.25%	6.25%	12.75%	12.75%	12.50%	12.50%	14.25%	14.25%

Debt - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2011 Y	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 6.25% Senior Notes Due 2017	Aug. 21, 2012 6.25% Senior Notes Due 2017	Dec. 31, 2012 12 3/4% Senior Secured Notes Due 2014	Dec. 31, 2011 12 3/4% Senior Secured Notes Due 2014	Dec. 31, 2012 14 1/4% Senior Secured Notes Due 2015	Dec. 31, 2011 14 1/4% Senior Secured Notes Due 2015	Dec. 31, 2012 12 1/2% Senior Notes Due 2016	Dec. 31, 2011 12 1/2% Senior Notes Due 2016	Jun. 30, 2011 Letter of Credit
Debt Instrument [Line Items]
Long-term debt maturities in 2013		$ 300,000
Long-term debt maturities in 2014		0
Long-term debt maturities in 2015		0
Long-term debt maturities in 2016		0
Long-term debt maturities in 2017		210,000,000
Cash paid for interest		42,500,000	82,800,000	111,900,000
Capitalized interest expense		5,300,000	4,900,000	9,100,000
Senior secured notes						210,000,000	186,200,000	186,200,000	25,500,000	25,500,000	150,600,000
Interest rate of the debt instruments					6.25%	6.25%	12.75%	12.75%	14.25%	14.25%	12.50%	12.50%
Maturity year of the debt instruments					2017	2017	2014		2015		2016
Total Aggregate principal amount redeemed		362,300,000	477,900,000
Charges recognized on debt instruments		30,600,000	85,200,000	2,100,000
Debt premium paid		26,600,000	77,800,000
Write off of debt issuance cost		4,000,000	7,400,000
Maturity period (in years) of the credit facility	5
Maximum borrowing capacity under the credit agreement	150,000,000												100,000,000
Letters of credit outstanding		26,300,000
Availability under the facility		94,700,000
Minimum consolidated cash and available credit facility		130,000,000
Aggregate debt default amount to violate covenant, minimum	$ 50,000,000	$ 50,000,000
Covenant conditions of the credit facility		It also contains financial covenants requiring the company to maintain a minimum fixed charge coverage ratio and, if the company's consolidated cash plus availability under the credit facility falls below $130 million, a maximum secured leverage ratio. The credit agreement allows the company to pay dividends on its preferred stock unless the company is in default and to, among other things, repurchase its equity, prepay other debt, incur other debt or liens, dispose of assets and make acquisitions, loans and investments, provided the company complies with certain requirements and limitations set forth in the agreement

Other Accrued Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Accrued Liabilities [Line Items]
Payrolls and commissions	$ 128.7	$ 120.9
Accrued vacations	70.2	70.4
Taxes other than income taxes	48.4	49.8
Income taxes	47.8	28.8
Postretirement	26.8	28.7
Accrued interest	4.7	14.6
Other	85.3	112.3
Total other accrued liabilities	$ 411.9	$ 425.5

Rental Expense And Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitment And Contingencies [Line Items]
Net rental expense	$ 84.7	$ 97.9	$ 100.4
Income from subleases	8.5	9.8	11.2
Minimum net rental commitments under noncancelable operating leases in 2013	65.7
Minimum net rental commitments under noncancelable operating leases in 2014	56.8
Minimum net rental commitments under noncancelable operating leases in 2015	44.9
Minimum net rental commitments under noncancelable operating leases in 2016	31.8
Minimum net rental commitments under noncancelable operating leases in 2017	25.6
Minimum net rental commitments under noncancelable operating leases, thereafter	46.4
Future minimum sublease rentals	32.2
Idle leases rental commitments hh	8.1
Standby letters of credit and surety bonds outstanding	324
Deposits and collateralized assets	$ 45

Financial Instruments And Concentration Of Credit Risks - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Counterparty Credit Concentration Risk [Line Items]
Maturity period limit of foreign currency exchange instruments (in months)	1 month	1 month
Notional amount of foreign exchange forward contracts not designated as hedging instruments	$ 434.1	$ 130.9
Net fair value gain (loss) on foreign exchange forward contracts	(0.9)	0.8
Receivables due from U.S. federal governmental agencies	110	140
Difference between carrying amount and fair value of long-term debt	15	37
Prepaid Expenses and Other Current Assets
Counterparty Credit Concentration Risk [Line Items]
Net fair value gain (loss) on foreign exchange forward contracts	1.1	0.9
Other Accrued Liabilities
Counterparty Credit Concentration Risk [Line Items]
Net fair value gain (loss) on foreign exchange forward contracts	(2)	(0.1)
Other Income Expense Net
Counterparty Credit Concentration Risk [Line Items]
Gain (loss) on foreign exchange forward contracts	$ (0.4)	$ 3.3	$ 0.6

Foreign Currency Translation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended					3 Months Ended
	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 11, 2010	Jan. 10, 2010	Mar. 31, 2013 Subsequent Event	Feb. 13, 2013 Subsequent Event	Feb. 12, 2013 Subsequent Event	Dec. 31, 2012 Venezuelan Subsidiary
Foreign Currency Translation [Line Items]
Bolivar Fuerte devalued percentage		50.00%
Foreign currency exchange rate					4.3	2.15		6.3	4.3
Foreign exchange loss	$ (20)						$ (7)
Assets		2,420.4	2,612.2	3,020.9						20
Gain (loss) recognized on foreign exchange		$ (8.1)	$ 17.2	$ (43.4)

Litigation and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Apr. 30, 2007 Ministry Of Justice Of Belgium EUR (€)	Dec. 31, 2007 Lufthansa AG EUR (€)	Nov. 30, 2012 Health Information Management (HIM) USD ($)	Dec. 31, 2012 Health Information Management (HIM) LegalMatter	Aug. 31, 2012 Health Information Management (HIM) USD ($)
Loss Contingencies [Line Items]
Claim for damages against termination of contract		€ 28	€ 21.4			$ 35
Counterclaim against termination of contract		18.5	1.5
Unreserved tax-related matters, inclusive of interest	135
Number of matters from sale of asset					2
Demanded payment on project delay				$ 32
Project delay				6 months

Segment Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Customer Segment	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of operating business segments	2
Number of Customers Accounted for more than 10% of revenue	0
Revenues	$ 3,706.4	$ 3,853.8	$ 4,019.6
Various Agencies Of U.S. Government
Segment Reporting Information [Line Items]
Revenues	523	652	842
Technology
Segment Reporting Information [Line Items]
Intersegment profit	11.5	8.2	7.2
Revenues	$ 633.3	$ 595.5	$ 672.9

Customer Revenue by Classes of Similar Products or Services (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from External Customer [Line Items]
Customer revenue	$ 3,706.4	$ 3,853.8	$ 4,019.6
Services
Revenue from External Customer [Line Items]
Customer revenue	3,192.4	3,354.6	3,457.4
Technology
Revenue from External Customer [Line Items]
Customer revenue	514	499.2	562.2
Systems Integration and Consulting | Services
Revenue from External Customer [Line Items]
Customer revenue	1,079.3	1,164.7	1,223.1
Outsourcing | Services
Revenue from External Customer [Line Items]
Customer revenue	1,475.5	1,487.2	1,531.3
Infrastructure Services | Services
Revenue from External Customer [Line Items]
Customer revenue	442.4	487	472.4
Core Maintenance | Services
Revenue from External Customer [Line Items]
Customer revenue	195.2	215.7	230.6
Enterprise-Class Software And Servers | Technology
Revenue from External Customer [Line Items]
Customer revenue	480.3	443.9	462.5
Other Technology | Technology
Revenue from External Customer [Line Items]
Customer revenue	$ 33.7	$ 55.3	$ 99.7

Reconciliation of Total Business Segment Operating Income to Consolidated Income (Loss) Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total segment operating income	$ 319.2	$ 324.6	$ 375.7
Interest expense	(27.5)	(63.1)	(101.8)
Other income (expense), net	(37.6)	(55.5)	(51)
Total income from continuing operations before income taxes	254.1	206	222.9
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total segment operating income	414.3	360.1	373.8
Corporate and Eliminations
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Other income (expense), net	$ (95.1)	$ (35.5)	$ 1.9

Reconciliation Of Total Business Segment Assets To Consolidated Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 2,420.4	$ 2,612.2	$ 3,020.9
Cash and cash equivalents	655.6	714.9	828.3	647.6
Deferred income taxes	191.3	201.4
Prepaid postretirement assets	3.3	43.9	31.2
Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	1,469.1	1,555.9	1,778.2
Deferred income taxes	184.3	208.6	220.3
Other Corporate Assets
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 108.1	$ 88.9	$ 162.9

Summary of Operations by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Customer revenue	$ 3,706.4	$ 3,853.8	$ 4,019.6
Total revenue	3,706.4	3,853.8	4,019.6
Operating income	319.2	324.6	375.7
Depreciation and amortization	174.6	194.8	250.6
Total assets	2,420.4	2,612.2	3,020.9
Capital expenditures	132.6	134.4	203.1
Corporate
Segment Reporting Information [Line Items]
Intersegment	(123.1)	(102.6)	(116.6)
Total revenue	(123.1)	(102.6)	(116.6)
Operating income	(95.1)	(35.5)	1.9
Total assets	951.3	1,056.3	1,242.7
Capital expenditures	3.7	9.8	12
Services
Segment Reporting Information [Line Items]
Customer revenue	3,192.4	3,354.6	3,457.4
Intersegment	3.8	6.3	5.9
Total revenue	3,196.2	3,360.9	3,463.3
Operating income	204.6	231.8	231.6
Depreciation and amortization	102.4	116.4	191.4
Total assets	1,085.9	1,164.7	1,359.9
Capital expenditures	64.7	65.2	125.3
Technology
Segment Reporting Information [Line Items]
Customer revenue	514	499.2	562.2
Intersegment	119.3	96.3	110.7
Total revenue	633.3	595.5	672.9
Operating income	209.7	128.3	142.2
Depreciation and amortization	72.2	78.4	59.2
Total assets	383.2	391.2	418.3
Capital expenditures	$ 64.2	$ 59.4	$ 65.8

Revenue, Properties and Outsourcing Assets by Geographic Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, total	$ 3,706.4	$ 3,853.8	$ 4,019.6
Properties, net	176.4	191.3	219.7
Outsourcing assets, net	126.3	137.9	162.3
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,455	1,577.9	1,733.1
Properties, net	112.7	127.1	142.8
Outsourcing assets, net	67.1	61.5	69.6
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	496.9	408.7	426.2
Properties, net	23.1	22.1	23.1
Outsourcing assets, net	30.3	37.3	31.9
Other Foreign
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,754.5	1,867.2	1,860.3
Properties, net	40.6	42.1	53.8
Outsourcing assets, net	$ 28.9	$ 39.1	$ 60.8

Employee Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y Age	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unissued common shares available for grant under the plans	4.1
Age requirement for vesting provision, minimum	55
Completion of service period (in years) for stock awards	5 years
Maximum contractual term of options granted (in years)	5
Option vesting period (in years)	3 years
Share-based compensation expense recognized	$ 14.3	$ 13.9	$ 9.4
Cash received from stock options exercised	0.4	1.4
Deferred compensation Liability	11.5	12
Pension Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Matching contribution by the company as percentage of participants' contribution	50.00%
Percentage of eligible pay contributed by participants that will be matched	6.00%
Cost recognized for contribution plans	12.1	12.5	0
International Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost recognized for contribution plans	30	33.7	28.7
Scenario, Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected pretax amortization of net loss in 2013	160.9
Expected pretax amortization of prior service cost in 2013	0.2
Expected cash contributions by the company in 2013	146.3
Scenario, Forecast | Other Postretirement Benefit Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected pretax amortization of net loss in 2013	5.5
Expected pretax amortization of prior service cost in 2013	1.8
Expected cash contributions by the company in 2013	20
Scenario, Forecast | Pension Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected pretax amortization of net loss in 2013	192.4
Expected pretax amortization of prior service cost in 2013	(0.9)
Scenario, Forecast | International Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected cash contributions by the company in 2013	111.8
Scenario, Forecast | U.S. Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected cash contributions by the company in 2013	34.5
Performance Based Unit | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which will vest after achievement of goals	0
Performance Based Unit | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which will vest after achievement of goals	1.5
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense recognized	8.9	9	5.5
Total intrinsic value of options exercised	0.9	4.4	5.9
Total unrecognized compensation cost	5.8
Recognition period for remaining unrecognized compensation expense, weighted-average period	1 year 3 months 18 days
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense recognized	5.4	4.9	3.9
Total unrecognized compensation cost	2.9
Recognition period for remaining unrecognized compensation expense, weighted-average period	1 year 9 months 18 days
Aggregate weighted-average grant-date fair value of units granted	3.3	11.3	7.7
Aggregate weighted-average grant-date fair value of units vested	$ 4.1	$ 5.7	$ 4.2

Fair Value Assumptions on Stock Option (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted-average fair value of grant	$ 9.73	$ 20.1	$ 17.83
Risk-free interest rate	0.54%	1.71%	1.74%
Expected volatility	71.29%	71.31%	72.20%
Expected life of options in years	3 years 7 months 24 days	3 years 7 months 13 days	3 years 7 months 17 days
Expected dividend yield

Summary of Stock Option Activity (Detail) (Stock Options, USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Options
Shares
Outstanding at beginning of year, shares	2,707
Granted, shares	685
Exercised, shares	(67)
Forfeited and expired, shares	(559)
Outstanding at end of year, shares	2,766
Expected to vest at end of year, shares	1,186
Exercisable at end of year, shares	1,548
Weighted-Average Exercise Price
Outstanding at beginning of year, Weighted-Average Exercise Price	$ 56.81
Granted, Weighted-Average Exercise Price	$ 19.48
Exercised, Weighted-Average Exercise Price	$ 6.03
Forfeited and expired, Weighted-Average Exercise Price	$ 121.66
Outstanding at end of year, Weighted-Average Exercise Price	$ 35.5
Expected to vest at end of year, Weighted-Average Exercise Price	$ 27.64
Exercisable at end of year, Weighted-Average Exercise Price	$ 41.79
weighted-Average Remaining Contractual Term
Outstanding at end of year, Weighted-Average Remaining Contractual Term	2 years 4 months 10 days
Expected to vest at end of year, Weighted-Average Remaining Contractual Term	3 years 6 months 7 days
Exercisable at end of year, Weighted-Average Remaining Contractual Term	1 year 5 months 9 days
Aggregate Intrinsic Value
Outstanding at end of year, Aggregate Intrinsic Value	$ 5.9
Expected to vest at end of year, Aggregate Intrinsic Value
Exercisable at end of year, Aggregate Intrinsic Value	$ 5.9

Summary of Restricted Stock Unit Activity (Detail) (Restricted Stock Units, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restricted Stock Units
Restricted Stock Units
Outstanding at beginning of year, Restricted Stock Units	384
Granted, Restricted Stock Units	171
Vested, Restricted Stock Units	(171)
Forfeited and expired, Restricted Stock Units	(23)
Outstanding at end of year, Restricted Stock Units	361
Weighted-Average Grant-Date Fair Value
Outstanding at beginning of year, Weighted-Average Grant-Date Fair Value	$ 32.39
Granted, Weighted-Average Grant-Date Fair Value	$ 19.39
Vested, Weighted-Average Grant-Date Fair Value	$ 24.21
Forfeited and expired, Weighted-Average Grant-Date Fair Value	$ 26.67
Outstanding at end of year, Weighted-Average Grant-Date Fair Value	$ 25.12

Funded Status Of The Plan And Amounts Recognized In Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts recognized in the consolidated balance sheets consist of:
Other accrued liabilities	$ (26.8)	$ (28.7)
Long-term postretirement liabilities	(2,553.5)	(2,224)
U.S. Plans
Change in accumulated benefit obligation
Benefit obligation at beginning of year	5,154.8	4,862.6
Interest cost	252.9	264	276.4
Actuarial loss	585.2	373.7
Benefits paid	(346.1)	(345.5)
Benefit obligation at end of year	5,646.8	5,154.8	4,862.6
Change in plan assets
Fair value of plan assets at beginning of year	3,558.7	3,899.9
Actual return on plan assets	455.7	(3.1)
Employer contribution	118.4	7.4
Benefits paid	(346.1)	(345.5)
Fair value of plan assets at end of year	3,786.7	3,558.7	3,899.9
Funded status at end of year	(1,860.1)	(1,596.1)
Amounts recognized in the consolidated balance sheets consist of:
Other accrued liabilities	(7.3)	(7.3)
Long-term postretirement liabilities	(1,852.8)	(1,588.8)
Funded status at end of year	(1,860.1)	(1,596.1)
Accumulated other comprehensive loss, net of tax
Net loss	3,201.9	2,910.8
Prior service cost (credit)	2.1	2.8
Accumulated benefit obligation	5,646.8	5,154.8
International Plans
Change in accumulated benefit obligation
Benefit obligation at beginning of year	2,560.1	2,450.6
Service cost	8.6	10.7	14.5
Interest cost	113.1	126.4	119.7
Plan participants' contributions	3	3.4
Plan amendment	(13.2)
Plan curtailment	(5.7)	(6)
Actuarial loss	279.8	94.8
Benefits paid	(100.2)	(90.9)
Foreign currency translation adjustments	99.9	(28.9)
Benefit obligation at end of year	2,945.4	2,560.1	2,450.6
Change in plan assets
Fair value of plan assets at beginning of year	2,115.8	2,066
Actual return on plan assets	211.4	87.9
Employer contribution	83.1	75.3
Plan participants' contributions	3	3.4
Benefits paid	(100.2)	(90.9)
Foreign currency translation adjustments	86.1	(25.9)
Fair value of plan assets at end of year	2,399.2	2,115.8	2,066
Funded status at end of year	(546.2)	(444.3)
Amounts recognized in the consolidated balance sheets consist of:
Prepaid postretirement assets	2.5	43.2
Other accrued liabilities	(0.2)	(0.2)
Long-term postretirement liabilities	(548.5)	(487.3)
Funded status at end of year	(546.2)	(444.3)
Accumulated other comprehensive loss, net of tax
Net loss	856.9	679.6
Prior service cost (credit)	(11.9)	(1.4)
Accumulated benefit obligation	2,934.2	2,527.8
Other Postretirement Benefit Plans
Change in accumulated benefit obligation
Benefit obligation at beginning of year	177.6	168.5
Service cost	0.5	0.4	0.4
Interest cost	8.7	10	10.7
Plan participants' contributions	5.3	5.7
Actuarial loss	10	6.5
Federal drug subsidy	2.9	3
Benefits paid	(25.7)	(27.5)
Foreign currency translation adjustments	1.2	11
Benefit obligation at end of year	180.5	177.6	168.5
Change in plan assets
Fair value of plan assets at beginning of year	9.3	9
Actual return on plan assets	0.4	0.2
Employer contribution	20.4	21.9
Plan participants' contributions	5.3	5.7
Benefits paid	(25.7)	(27.5)
Fair value of plan assets at end of year	9.7	9.3	9
Funded status at end of year	(170.8)	(168.3)
Amounts recognized in the consolidated balance sheets consist of:
Prepaid postretirement assets	0.8	0.7
Other accrued liabilities	(19.3)	(21.2)
Long-term postretirement liabilities	(152.3)	(147.8)
Funded status at end of year	(170.8)	(168.3)
Accumulated other comprehensive loss, net of tax
Net loss	52.2	44.7
Prior service cost (credit)	$ 4.8	$ 6.6

Schedule Of Accumulated Benefit Obligation In Excess Of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Accumulated benefit obligation	$ 7,645.6	$ 7,279.4
Fair value of plan assets	$ 5,247.8	$ 5,201.1

Schedule Of Projected Benefit Obligation In Excess Of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation	$ 8,167.4	$ 7,301.8
Fair value of plan assets	$ 5,758.7	$ 5,218.2

Components Of Net Periodic Benefit Cost (Income) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 252.9	$ 264	$ 276.4
Expected return on assets	(285.7)	(337.4)	(365)
Amortization of prior service cost	0.7	0.7	0.7
Recognized net actuarial loss	124	78.5	54.3
Net periodic benefit cost	91.9	5.8	(33.6)
International Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	8.6	10.7	14.5
Interest cost	113.1	126.4	119.7
Expected return on assets	(136.1)	(135.3)	(129.5)
Amortization of prior service cost	(0.5)	(0.1)
Recognized net actuarial loss	36.9	26.8	26
Curtailment gain	(5.7)
Net periodic benefit cost	16.3	28.5	30.7
Other Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.5	0.4	0.4
Interest cost	8.7	10	10.7
Expected return on assets	(0.5)	(0.5)	(0.5)
Amortization of prior service cost	1.8	1.8	1.4
Recognized net actuarial loss	3.2	4.2	3.7
Net periodic benefit cost	$ 13.7	$ 15.9	$ 15.7

Schedule Of Weighted-Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate, net periodic benefit cost	4.96%	5.68%	6.11%
Expected long-term rate of return on assets, net periodic benefit cost	8.00%	8.75%	8.75%
Discount rate, benefit obligations	4.01%	4.96%	5.68%
International Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate, net periodic benefit cost	4.65%	5.32%	5.30%
Rate of compensation increase, net periodic benefit cost	2.66%	2.93%	3.04%
Expected long-term rate of return on assets, net periodic benefit cost	6.59%	6.57%	6.63%
Discount rate, benefit obligations	3.92%	4.65%	5.32%
Rate of compensation increase, benefit obligations	2.06%	2.66%	2.93%
Other Postretirement Benefit Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate, net periodic benefit cost	5.84%	6.42%	6.62%
Expected long-term rate of return on assets, net periodic benefit cost	6.75%	6.75%	6.75%
Discount rate, benefit obligations	5.15%	5.84%	6.42%

Company's Investment Policy Targets And Ranges For Each Asset Category (Detail)	12 Months Ended
Dec. 31, 2012
U.S. Plans | Equity Securities
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan target allocation percentage of assets	58.00%
Defined Benefit Plan Target Plan Asset Allocations Range Minimum	52.00%
Defined Benefit Plan Target Plan Asset Allocations Range Maximum	64.00%
U.S. Plans | Debt Securities
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan target allocation percentage of assets	36.00%
Defined Benefit Plan Target Plan Asset Allocations Range Minimum	33.00%
Defined Benefit Plan Target Plan Asset Allocations Range Maximum	39.00%
U.S. Plans | Real Estate
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan target allocation percentage of assets	6.00%
Defined Benefit Plan Target Plan Asset Allocations Range Minimum	3.00%
Defined Benefit Plan Target Plan Asset Allocations Range Maximum	9.00%
U.S. Plans | Cash
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan target allocation percentage of assets	0.00%
Defined Benefit Plan Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan Target Plan Asset Allocations Range Maximum	5.00%
U.S. Plans | Other
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan target allocation percentage of assets	0.00%
Defined Benefit Plan Target Plan Asset Allocations Range Minimum	0.00%
International Plans | Equity Securities
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan target allocation percentage of assets	37.00%
Defined Benefit Plan Target Plan Asset Allocations Range Minimum	31.00%
Defined Benefit Plan Target Plan Asset Allocations Range Maximum	43.00%
International Plans | Debt Securities
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan target allocation percentage of assets	56.00%
Defined Benefit Plan Target Plan Asset Allocations Range Minimum	49.00%
Defined Benefit Plan Target Plan Asset Allocations Range Maximum	62.00%
International Plans | Real Estate
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan target allocation percentage of assets	1.00%
Defined Benefit Plan Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan Target Plan Asset Allocations Range Maximum	3.00%
International Plans | Cash
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan target allocation percentage of assets	1.00%
Defined Benefit Plan Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan Target Plan Asset Allocations Range Maximum	5.00%
International Plans | Other
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan target allocation percentage of assets	5.00%
Defined Benefit Plan Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan Target Plan Asset Allocations Range Maximum	10.00%

Expected Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
U.S. Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
Expected future benefit payments, 2013	$ 363
Expected future benefit payments, 2014	362.2
Expected future benefit payments, 2015	361.7
Expected future benefit payments, 2016	361.9
Expected future benefit payments, 2017	362.2
Expected future benefit payments, 2018 - 2022	1,800.6
International Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
Expected future benefit payments, 2013	105.8
Expected future benefit payments, 2014	103.7
Expected future benefit payments, 2015	106.8
Expected future benefit payments, 2016	110.1
Expected future benefit payments, 2017	113.1
Expected future benefit payments, 2018 - 2022	607.9
Other Postretirement Benefit Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
Expected future benefit payments, 2013	24.6
Expected future benefit payments, 2014	21.9
Expected future benefit payments, 2015	21.6
Expected future benefit payments, 2016	20.7
Expected future benefit payments, 2017	19.8
Expected future benefit payments, 2018 - 2022	60.6
Gross Medicare Part D Receipts, 2013	2
Gross Medicare Part D Receipts, 2014	1.9
Gross Medicare Part D Receipts, 2015	1.7
Gross Medicare Part D Receipts, 2016	1.6
Gross Medicare Part D Receipts, 2017	1.4
Gross Medicare Part D Receipts, 2018 - 2022	$ 3.8

Assumed Health Care Cost Trend Rates (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Other Postretirement Benefits Expected Benefit Payments[Line Items]
Health care cost trend rate assumed for next year	6.60%	7.30%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.80%	5.00%
Year that the rate reaches the ultimate trend rate	2023	2017

Effect Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Assumed Health Care Cost Trend Rates, Effect of One Percentage Point Change [Line Items]
Effect on service and interest cost, 1-Percentage-Point Increase	$ 0.3
Effect on postretirement benefit obligation, 1-Percentage-Point Increase	4.4
Effect on service and interest cost, 1-Percentage-Point Decrease	(0.2)
Effect on postretirement benefit obligation, 1-Percentage-Point Decrease	$ (5.6)

Schedule Of Plans' Assets (Liabilities) At Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Postretirement Benefit Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	$ 9.7	$ 9.3	$ 9
U.S. Plans | Pension Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	3,786.7	3,558.7
U.S. Plans | Pension Plans | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	190.2	165.5
U.S. Plans | Pension Plans | Cash
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	4.8	0.3
U.S. Plans | Pension Plans | Receivables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	47.9	86.9
U.S. Plans | Pension Plans | Payables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	(139.9)	(167.8)
U.S. Plans | Pension Plans | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1,760.8	1,627.2
U.S. Plans | Pension Plans | Equity Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	426.1	394.2
U.S. Plans | Pension Plans | Debt Securities | US And UK Government Securities
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	145.9	170
U.S. Plans | Pension Plans | Debt Securities | Other Fixed Income
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	983.9	929.7
U.S. Plans | Pension Plans | Debt Securities | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	90.9	79.6
U.S. Plans | Pension Plans | Real Estate
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	34.8	33.7
U.S. Plans | Pension Plans | Real Estate | Real Estate Investments Trust
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	134.4	99.8
U.S. Plans | Pension Plans | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	91.3	83.6
U.S. Plans | Pension Plans | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	(5.2)	10.4
U.S. Plans | Pension Plans | Other | Private Equity
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	20.8	45.6
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1,950.4	1,820.3
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Cash
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	4.8	0.3
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Receivables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	47.9	86.9
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Payables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	(139.9)	(167.8)
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1,760.8	1,627.2
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Debt Securities | US And UK Government Securities
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	145.9	170
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Real Estate | Real Estate Investments Trust
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	134.4	99.8
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 1 | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	(3.5)	3.9
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1,689.8	1,579.5
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	190.2	165.5
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Equity Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	426.1	394.2
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Debt Securities | Other Fixed Income
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	983.9	929.7
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	91.3	83.6
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 2 | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	(1.7)	6.5
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 3
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	146.5	158.9
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 3 | Debt Securities | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	90.9	79.6
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 3 | Real Estate
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	34.8	33.7
U.S. Plans | Pension Plans | Fair Value, Inputs, Level 3 | Other | Private Equity
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	20.8	45.6
U.S. Plans | Other Postretirement Benefit Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	9.7	9.3
U.S. Plans | Other Postretirement Benefit Plans | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	7.9	7.5
U.S. Plans | Other Postretirement Benefit Plans | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	0.4	0.4
U.S. Plans | Other Postretirement Benefit Plans | Exchange Traded Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.4	1.4
U.S. Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 1
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.4	1.4
U.S. Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 1 | Exchange Traded Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.4	1.4
U.S. Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 2
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	0.4	0.4
U.S. Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 2 | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	0.4	0.4
U.S. Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 3
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	7.9	7.5
U.S. Plans | Other Postretirement Benefit Plans | Fair Value, Inputs, Level 3 | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	7.9	7.5
International Plans | Pension Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	2,399.2	2,115.8
International Plans | Pension Plans | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.7	3.7
International Plans | Pension Plans | Cash
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	14.7	21.4
International Plans | Pension Plans | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.9	4.9
International Plans | Pension Plans | Equity Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	885.8	783.4
International Plans | Pension Plans | Debt Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	886.8	799.9
International Plans | Pension Plans | Debt Securities | Other Fixed Income
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	264	242.5
International Plans | Pension Plans | Debt Securities | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	146.7	145.5
International Plans | Pension Plans | Real Estate
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	31.1	29
International Plans | Pension Plans | Real Estate | Real Estate Investments Trust
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	0.9	0.4
International Plans | Pension Plans | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	130.2	60.4
International Plans | Pension Plans | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	35.4	24.7
International Plans | Pension Plans | Fair Value, Inputs, Level 1
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	17.5	26.7
International Plans | Pension Plans | Fair Value, Inputs, Level 1 | Cash
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	14.7	21.4
International Plans | Pension Plans | Fair Value, Inputs, Level 1 | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.9	4.9
International Plans | Pension Plans | Fair Value, Inputs, Level 1 | Real Estate | Real Estate Investments Trust
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	0.9	0.4
International Plans | Pension Plans | Fair Value, Inputs, Level 2
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	2,145.8	1,904.1
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.7	3.7
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Equity Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	885.8	783.4
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Debt Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	886.8	799.9
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Debt Securities | Other Fixed Income
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	264	242.5
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	72.1	49.9
International Plans | Pension Plans | Fair Value, Inputs, Level 2 | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	35.4	24.7
International Plans | Pension Plans | Fair Value, Inputs, Level 3
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	235.9	185
International Plans | Pension Plans | Fair Value, Inputs, Level 3 | Debt Securities | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	146.7	145.5
International Plans | Pension Plans | Fair Value, Inputs, Level 3 | Real Estate
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	31.1	29
International Plans | Pension Plans | Fair Value, Inputs, Level 3 | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	$ 58.1	$ 10.5

Summary Of Changes In Fair Value Of Plans' Level 3 Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 U.S. Plans	Dec. 31, 2011 U.S. Plans	Dec. 31, 2010 U.S. Plans	Dec. 31, 2012 Other Postretirement Benefit Plans	Dec. 31, 2011 Other Postretirement Benefit Plans	Dec. 31, 2010 Other Postretirement Benefit Plans	Dec. 31, 2012 International Plans	Dec. 31, 2011 International Plans	Dec. 31, 2010 International Plans	Dec. 31, 2012 Fair Value, Inputs, Level 3 U.S. Plans	Dec. 31, 2011 Fair Value, Inputs, Level 3 U.S. Plans	Dec. 31, 2012 Fair Value, Inputs, Level 3 U.S. Plans Real Estate	Dec. 31, 2011 Fair Value, Inputs, Level 3 U.S. Plans Real Estate	Dec. 31, 2012 Fair Value, Inputs, Level 3 U.S. Plans Private Equity	Dec. 31, 2011 Fair Value, Inputs, Level 3 U.S. Plans Private Equity	Dec. 31, 2012 Fair Value, Inputs, Level 3 U.S. Plans Insurance Contracts	Dec. 31, 2011 Fair Value, Inputs, Level 3 U.S. Plans Insurance Contracts	Dec. 31, 2012 Fair Value, Inputs, Level 3 Other Postretirement Benefit Plans Insurance Contracts	Dec. 31, 2011 Fair Value, Inputs, Level 3 Other Postretirement Benefit Plans Insurance Contracts	Dec. 31, 2012 Fair Value, Inputs, Level 3 International Plans	Dec. 31, 2011 Fair Value, Inputs, Level 3 International Plans	Dec. 31, 2012 Fair Value, Inputs, Level 3 International Plans Real Estate	Dec. 31, 2011 Fair Value, Inputs, Level 3 International Plans Real Estate	Dec. 31, 2012 Fair Value, Inputs, Level 3 International Plans Insurance Contracts	Dec. 31, 2011 Fair Value, Inputs, Level 3 International Plans Insurance Contracts	Dec. 31, 2012 Fair Value, Inputs, Level 3 International Plans Commingled Funds	Dec. 31, 2011 Fair Value, Inputs, Level 3 International Plans Commingled Funds
Changes In Level 3 Assets And Liabilities Measured At Fair Value On Recurring Basis [Line Items]
Fair value of plan assets at beginning of year	$ 3,786.7	$ 3,558.7	$ 3,899.9	$ 9.7	$ 9.3	$ 9	$ 2,399.2	$ 2,115.8	$ 2,066	$ 158.9	$ 159.3	$ 33.7	$ 32.1	$ 45.6	$ 56.9	$ 79.6	$ 70.3	$ 7.5	$ 7.4	$ 185	$ 189.9	$ 29	$ 28.1	$ 145.5	$ 152.6	$ 10.5	$ 9.2
Realized gains (losses)										7.6	10.3	0.3	0.3	7.3	10			0.4	0.1
Purchases or acquisitions										7.9	7.7			0.3		7.6	7.7	0.3	0.5	47.6	7.3	0.4	1.1	5.5	4.9	41.7	1.3
Sales or dispositions										(27.9)	(28.6)	(1.2)	(1.3)	(26.7)	(27.3)			(0.3)	(0.5)	(12.3)	(12.7)		(0.7)	(12.1)	(11.8)	(0.2)	(0.2)
Currency and unrealized gains (losses) relating to instruments still held at end of year											10.2	2	2.6	(5.7)	6	3.7	1.6			15.6	0.5	1.7	0.5	7.8	(0.2)	6.1	0.2
Fair value of plan assets at end of year	$ 3,786.7	$ 3,558.7	$ 3,899.9	$ 9.7	$ 9.3	$ 9	$ 2,399.2	$ 2,115.8	$ 2,066	$ 146.5	$ 158.9	$ 34.8	$ 33.7	$ 20.8	$ 45.6	$ 90.9	$ 79.6	$ 7.9	$ 7.5	$ 235.9	$ 185	$ 31.1	$ 29	$ 146.7	$ 145.5	$ 58.1	$ 10.5

Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2011	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Stockholders Equity [Line Items]
Common stock, shares authorized		100,000,000	100,000,000
Common stock, par value		$ 0.01	$ 0.01
Preferred stock, shares authorized		40,000,000
Preferred stock, par value		$ 1
Unissued common stock reserved for stock - based incentive plans and convertible preferred stock issuance		20,500,000
Sale of preferred stock	2,587,500	2,600,000	2,600,000
Convertible preferred stock dividend, rate	6.25%	6.25%
Net proceeds from issuance of 6.25% mandatory convertible preferred stock	$ 249.7
Trading days	20 days
Convertible preferred stock, conversion date	Mar 1, 2014
Initial liquidation preference per share		$ 100
Preferred stock dividend per year per share		$ 6.25
Annualized dividend on mandatory convertible preferred stock		16.2
Shares repurchased		0
Board of Directors
Schedule Of Stockholders Equity [Line Items]
Common stock repurchase authorized amount		$ 50
Minimum
Schedule Of Stockholders Equity [Line Items]
Conversion rate of preferred stock	2.1899
Maximum
Schedule Of Stockholders Equity [Line Items]
Conversion rate of preferred stock	2.6717

Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income [Line Items]
Accumulated other comprehensive income (loss), Beginning balance	$ (3,700.9)	$ (2,928.3)	$ (3,013.5)
Accumulated other comprehensive income (loss), Change during period	(432.7)	(772.6)	85.2
Accumulated other comprehensive income (loss), Ending balance	(4,133.6)	(3,700.9)	(2,928.3)
Translation Adjustments, Beginning balance	(649.1)	(604.2)	(629.9)
Translation Adjustments, Change during period	14.8	(44.9)	25.7
Translation Adjustments, Ending balance	(634.3)	(649.1)	(604.2)
Postretirement Plans, Beginning balance	(3,051.8)	(2,324.1)	(2,383.6)
Postretirement Plans, Change during period	(447.5)	(727.7)	59.5
Postretirement Plans, Ending balance	$ (3,499.3)	$ (3,051.8)	$ (2,324.1)

Changes In Preferred Stock, Common Stock And Treasury Stock (Detail)	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2011	Dec. 31, 2012 Preferred Stock	Dec. 31, 2011 Preferred Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2012 Treasury Stock	Dec. 31, 2010 Treasury Stock
Stock Option Activity And Changes [Line Items]
Beginning Balance				2,600,000	2,600,000	43,800,000	42,900,000	42,500,000	300,000	200,000
Stock-based compensation						500,000	900,000	400,000	100,000	100,000
Sale of preferred stock	2,600,000	2,600,000	2,587,500		2,600,000
Ending Balance				2,600,000	2,600,000	44,300,000	43,800,000	42,900,000	400,000	300,000